UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                    Date of reporting period: March 31, 2006
                     --------------------------------------

Item 1. Reports to Stockholders.


                                                [LOGO]          Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds








Semiannual Report               The Boston Company
                                International Core Equity Fund
--------------------------------------------------------------------------------
March 31, 2006 (unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Expenses Paid
                                Beginning             Ending           During Period+
                              Account Value        Account Value       October 1, 2005
                             October 1, 2005       March 31, 2006     to March 31, 2006
------------------------------------------------------------------------------------------
Actual                         $1,000.00            $1,136.80               $4.90
Hypothetical (5% return
  per year before expenses)    $1,000.00            $1,020.34               $4.63

----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                  Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund


             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Percentage of
Top Ten Holdings*               Country                            Sector        Investments
-----------------------------------------------------------------------------------------------
Societe Generale                        France                  Financial             2.0%
ING Groep NV CVA                   Netherlands                  Financial             2.0
BP PLC                          United Kingdom                     Energy             1.7
Continental AG                         Germany     Consumer Discretionary             1.7
Credit Suisse Group                Switzerland                  Financial             1.7
Komatsu Ltd.                             Japan                 Industrial             1.5
Banque Nationale De Paris               France                  Financial             1.5
OMV Ag                                 Austria                     Energy             1.5
HBOS PLC                        United Kingdom                  Financial             1.4
Zurich Financial Services AG       Switzerland                  Financial             1.3
                                                                                     -----
                                                                                     16.3%

* Excludes short-term securities and investment of cash collateral.


                                       Percentage of
Geographic Region Allocation*           Investments
------------------------------------------------------
Europe ex U.K.                            49.1%
U.K.                                      22.6
Asia ex Japan                              5.0
Japan                                     23.3
                                         -----
                                         100.0%

* Excludes short-term securities and cash collateral investments.

The Boston Company International Core Equity Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


Assets
  Investment in The Boston Company International
    Core Equity Portfolio ("Portfolio"), at value (Note 1 A)                       $1,165,801,884
  Receivable for Fund shares sold                                                      13,166,970
  Prepaid expenses                                                                         58,112
                                                                                   --------------
    Total assets                                                                    1,179,026,966
Liabilities
  Payable for Fund shares redeemed                                       $ 21,050
  Accrued professional fees                                                12,881
  Accrued administrative service fees (Note 2)                             50,590
  Accrued registration fee                                                 45,874
  Accrued transfer agent fees (Note 2)                                      1,859
  Accrued trustees' fees (Note 2)                                             497
  Accrued chief compliance officer fee (Note 2)                               328
                                                                         --------
    Total liabilities                                                                     133,079
                                                                                   --------------
Net Assets                                                                         $1,178,893,887
                                                                                   ==============
Net Assets consist of:
  Paid-in capital                                                                  $1,023,819,024
  Accumulated net realized gain                                                        24,440,182
  Undistributed net investment income                                                   4,247,085
  Net unrealized appreciation                                                         126,387,596
                                                                                   --------------
Total Net Assets                                                                   $1,178,893,887
                                                                                   ==============
Shares of beneficial interest outstanding                                              31,294,331
                                                                                   ==============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                  $        37.67
                                                                                   ==============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                             Statement of Operations
                 For the Period Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


Investment Income (Note 1B)
   Dividend income allocated from Portfolio (net foreign witholding taxes $735,789)                              $ 7,177,290
   Interest and securities lending income allocated from Portfolio                                                    62,663
   Expenses allocated from Portfolio                                                                              (2,772,918)
                                                                                                                 -----------
     Net investment income allocated from Portfolio                                                                4,467,035
Expenses
   Transfer agent fees (Note 2)                                                                  $ 6,818
   Registration fees                                                                              93,963
   Professional fees                                                                              18,007
   Insurance expense                                                                                 390
   Administrative service fees (Note 2)                                                           83,056
   Trustees' fees (Note 2)                                                                           997
   Chief compliance officer expense                                                                2,134
   Miscellaneous expenses                                                                         13,306
                                                                                                 -------
     Total expenses                                                                                                  218,671
                                                                                                                 -----------
       Net investment income                                                                                       4,248,364
                                                                                                                 -----------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
     Investment securities, futures contracts, foreign currency
       exchange contracts and forward currency transactions                                                       24,627,770
   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
     Investment securities, futures contracts, foreign currency
       exchange translations and forward currency contracts                                                       79,670,421
                                                                                                                ------------
   Net realized and unrealized gain (loss)                                                                       104,298,191
                                                                                                                ------------
Net Increase in Net Assets from Operations                                                                      $108,546,555
                                                                                                                ============



    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2006        Year Ended
                                                                                     (Unaudited)      September 30, 2005
                                                                                    -------------        -----------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                      $   4,248,364        $ 2,848,226
  Net realized gain (loss)                                                             24,627,770         16,706,539
  Change in net unrealized appreciation (depreciation)                                 79,670,421         28,802,354
                                                                                    -------------        -----------
  Net increase (decrease) in net assets from investment operations                    108,546,555         48,357,119
                                                                                    -------------        -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                             (413,564)        (2,263,100)
  From net realized gains on investments                                              (17,704,233)        (2,586,841)
                                                                                    -------------        -----------
  Total distributions to shareholders                                                 (18,117,797)        (4,849,941)
                                                                                    -------------        -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                    810,675,482        124,417,682
  Value of shares issued in reinvestment of distributions                               9,684,607          4,058,519
  Cost of shares redeemed                                                            (18,959,518)         (9,593,513)
                                                                                    -------------        -----------
  Net increase (decrease) in net assets from Fund share transactions                  801,400,571        118,882,688
                                                                                    -------------        -----------
Total Increase (Decrease) in Net Assets                                               891,829,329        162,389,866
Net Assets
  At beginning of period                                                              287,064,558        124,674,692
                                                                                    -------------        -----------
  At end of period (including undistributed net
    investment income of $4,247,085 and $412,285, respectively)                    $1,178,893,887       $287,064,558
                                                                                   ==============       ============



    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund


                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                       Six Months Ended                  Year Ended September 30,
                                                        March 31, 2006   -----------------------------------------------------------
                                                          (Unaudited)    2005        2004      2003         2002          2001
                                                          -----------    ----        ----      ----         ----          ----
Net Asset Value, Beginning of Period                    $    34.34     $  27.03   $   21.62  $  17.10     $  18.53      $ 23.45
                                                        ----------     --------   ---------  --------     --------      -------
From Operations:
  Net investment income *(a)                                  0.23         0.50        0.31      0.23         0.25         0.24
  Net realized and unrealized gains
   (loss) on investments                                      4.36         7.73        5.49      4.55        (1.48)       (3.63)
                                                        ----------     --------   ---------  --------     --------      -------
Total from operations                                         4.59         8.23        5.80      4.78        (1.23)       (3.39)
                                                        ----------     --------   ---------  --------     --------      -------
Less Distributions to Shareholders:
  From net investment income                                 (0.03)       (0.39)      (0.39)    (0.26)       (0.20)       (0.20)
  From net realized gains on investments                     (1.23)       (0.53)         --        --           --        (1.33)
                                                        ----------     --------   ---------  --------     --------      -------
Total distributions to shareholders                          (1.26)       (0.92)      (0.39)    (0.26)       (0.20)       (1.53)
                                                        ----------     --------   ---------  --------     --------      -------
Net Asset Value, End of Period                          $    37.67     $  34.34   $   27.03  $  21.62     $  17.10      $ 18.53
                                                        ==========     ========   =========  ========     ========      =======
Total Return                                                 13.68%       31.06%      27.04%    28.23%(b)    (6.77%)(b)  (15.40%)(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*(c)                  0.92%(e)     1.01%       1.12%     1.16%        1.00%        1.00%
  Net Investment Income (to average daily net assets)*        1.31%(e)     1.59%       1.22%     1.21%        1.29%        1.13%
  Portfolio Turnover (d)                                       N/A          N/A         N/A        17%          87%          74%
  Net Assets, End of Period (000's omitted)             $1,178,894     $287,065   $ 124,675  $ 77,727     $ 51,087      $48,227

--------

* The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                      N/A          N/A         N/A    $ 0.19       $ 0.18       $ 0.16
Ratios (to average daily net assets):
  Expenses (c)                                           N/A          N/A         N/A      1.34%        1.33%        1.37%
  Net investment income                                  N/A          N/A         N/A      1.03%        0.96%        0.76%

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers and reimbursement.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 92% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.


     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), post-October loss deferrals, wash sales and capital loss carryovers.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly owned subsidiary of Mellon Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $6,818 during the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,134. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $24,971 for fees payable to Mellon Private Wealth Management.

(3) Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $808,479,612 and $37,248,672, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.


(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                             For the            For the
                                         Six Months Ended      Year Ended
                                          March 31, 2006   September 30, 2005
                                         ----------------  ------------------
Shares sold                                 23,186,967         3,919,181
Shares issued to shareholders
  in reinvestment of distributions             283,757           138,802
Shares redeemed                               (535,240)         (312,002)
                                            ----------         ---------
Net increase                                22,935,484         3,745,981
                                            ==========         =========

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $5,822 in redemption fees.


(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


               Schedule of Investments--March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

                                                                        Value
Security                                                  Shares      (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.1%
EQUITY--98.0%
Australia--3.4%
Caltex Australia Ltd.                                    283,800    $ 3,899,276
Commonwealth Bank of Australia                           139,800      4,531,852
Pacific Brands Ltd.                                    1,141,300      1,951,947
Qantas Airways Ltd.                                    1,745,700      4,422,249
QBE Insurance Group Ltd.                                 407,600      6,381,927
Rinker Group Ltd.                                      1,015,800     14,429,094
Telstra Corporation, Ltd.                              1,299,200      3,477,106
Westpac Banking Corp.                                    204,000      3,477,301
                                                                    ------------
                                                                     42,570,752
                                                                    ------------
Austria--2.0%
Boehler-Uddeholm                                          33,200      6,836,577
OMV AG                                                   280,400     18,748,598
                                                                    ------------
                                                                     25,585,175
                                                                    ------------
Belgium--2.0%
Delhaize Group                                            53,600      3,843,600
InBev NV                                                 150,500      7,055,035
KBC Groupe                                               133,600     14,338,110
                                                                    ------------
                                                                     25,236,745
                                                                    ------------
Denmark--1.1%
Danske Bank A/S                                           97,100      3,603,422
Novo Nordisk A/S, Class B                                172,760     10,746,119
                                                                    ------------
                                                                     14,349,541
                                                                    ------------
Finland--2.7%
Fortum Oyj                                               288,200      7,268,192
Kesko Oyj                                                142,200      4,435,357
Nokia Oyj                                                623,600     12,901,663
Rautaruukki Oyj                                          268,800      9,924,210
                                                                    ------------
                                                                     34,529,422
                                                                    ------------
France--10.3%
Banca Intesa Spa (a)                                   2,019,433     12,059,467
Banque Nationale De Paris                                204,900     19,024,175
Bouygues SA                                              171,600      9,114,621
France Telecom SA                                        182,300      4,098,419
Sanofi-Synthelabo SA                                     137,600     13,083,978
Societe Generale                                         174,100     26,171,118
Suez SA                                                  120,300      4,738,795
Total SA                                                  58,155     15,335,474
Vallourec                                                  4,030      3,890,587

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

                                                                       Value
Security                                                 Shares      (Note 1A)
--------------------------------------------------------------------------------
France (continued)
Vinci SA (b)                                             68,800   $  6,779,501
Vinci SA--Rights                                         67,200        144,077
Vivendi Universal SA                                    451,900     15,512,933
                                                                  ------------
                                                                   129,953,145
                                                                  ------------
Germany--5.8%
Bayerische Motoren Werke AG                              70,300      3,870,267
Continental AG                                          196,900     21,668,177
Deutsche Bank AG Registered Shares                       83,100      9,487,114
Deutsche Telekom AG                                     251,500      4,240,616
E.ON AG                                                 121,000     13,309,777
Man AG                                                   57,700      4,002,715
SAP AG                                                   21,550      4,672,790
Schering AG                                              37,100      3,855,337
Thyssenkrupp AG                                         305,400      8,815,456
                                                                  ------------
                                                                    73,922,249
                                                                  ------------
Greece--0.8%
Coca-Cola Hellenic Bottling Co. S.A                     311,700      9,680,695
                                                                  ------------

Hong Kong--1.3%
Bank of East Asia Ltd.                                1,119,000      4,045,308
China Mobile Hong Kong Ltd.                           1,820,300      9,560,030
The Wharf(Holdings) Ltd.                                842,000      3,092,756
                                                                  ------------
                                                                    16,698,094
                                                                  ------------
Ireland--0.6%
CRH PLC                                                 224,000      7,814,339
                                                                  ------------

Italy--2.0%
Capitalia Spa                                         1,511,300     12,558,175
Eni Spa                                                 435,400     12,383,352
                                                                  ------------
                                                                    24,941,527
                                                                  ------------
Japan--23.1%
Aeon Co., Ltd.                                          141,300      3,428,621
Astellas Pharma, Inc.                                   113,500      4,311,958
Canon, Inc.                                             239,800     15,876,611
Chubu Electric Power Co., Inc.                          138,400      3,469,998
Dainippon Sumitomo Pharma Co., Ltd.                     304,000      3,374,333
Daiwa Securities Group                                  784,500     10,528,009
Diamond Lease Co., Ltd.                                  82,700      3,872,828
East Japan Railway Co.                                      520      3,853,816
Eisai Co. Ltd.                                          191,600      8,353,799

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Security                                                  Shares      (Note 1A)
--------------------------------------------------------------------------------
Japan (continued)
Fujitsu Ltd.                                              699,400   $  5,902,636
Honda Motor Co., Ltd.                                     271,600     16,827,843
Hoya Corp.                                                267,500     10,799,125
Kirin Beverage Corp.                                      292,700      7,127,193
Kobe Steel Ltd.                                         1,783,800      6,776,803
Komatsu Ltd.                                            1,033,000     19,710,054
Kubota Corp.                                            1,469,000     15,856,111
Kyowa Hakko Kogyo Co., Ltd.                               547,000      3,998,130
Matsushita Electric Industrial Co. Ltd.                   410,000      9,112,273
Mitsubishi Corp.                                          635,000     14,463,709
Mitsubishi Electric Corp.                                 530,000      4,500,000
Mitsubishi Gas Chemical Co., Inc.                         524,000      6,395,241
Mizuho Financial Group, Inc.                                  970      7,939,062
Nippon Steel Corp.                                      2,853,000     11,057,012
Nisshin Seifun Group, Inc.                                411,900      4,211,420
Nomura Holdings,Inc                                       467,800     10,436,639
NTT Corp.                                                   2,346     10,069,097
Sankyo Co., Ltd.                                          107,800      7,421,214
Sanyo Shinpan Finance Co., Ltd.                           112,900      7,004,674
Sumitomo Electric Industries                              513,100      8,133,023
Sumitomo Trust & Banking Co., Ltd.                        921,000     10,661,244
Takeda Pharmaceutical Co., Ltd.                           154,000      8,782,424
Tokyo Electron Ltd.                                        75,500      5,210,437
Toshiba Corporation                                     1,201,000      6,981,846
Toyo Suisan Kaisha Ltd.                                   292,800      4,471,882
Toyota Motor Corp.                                        210,300     11,492,682
                                                                     -----------
                                                                     292,411,747
                                                                     -----------
Luxemburg--0.4%
Arcelor                                                   121,100      4,771,775
                                                                     -----------
Netherlands--4.3%
ASM Lithography Holding NV (b)                            184,800      3,771,843
Buhrmann NV                                               657,900     11,634,948
Fugro N.V                                                  96,600      3,715,118
ING Groep NV CVA                                          655,900     25,900,428
Koninklijke DSM NV                                        210,200      9,593,903
                                                                     -----------
                                                                      54,616,240
                                                                     -----------
New Zealand--0.3%
Fletcher Building Ltd.                                    671,900      3,677,645
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Value
Security                                                   Shares      (Note 1A)
--------------------------------------------------------------------------------
Norway--2.1%
DNB NOR ASA                                               656,600    $ 8,842,237
Norsk Hydro ASA                                            54,700      7,579,137
Orkla ASA                                                 196,000      9,720,442
                                                                     -----------
                                                                      26,141,816
                                                                     -----------
Spain--3.2%
ACS Actividades                                           262,300     10,186,231
Banco Santander Central Hispano SA                        253,500      3,700,128
Corp. Mapfre SA                                           175,300      3,569,450
Repsol YPF SA                                             218,100      6,192,485
Telefonica SA                                             813,900     12,767,108
Union Fenosa SA                                           108,900      4,138,035
                                                                     -----------
                                                                      40,553,437
                                                                     -----------
Sweden--2.7%
Atlas Copco AB                                            210,400      5,919,223
Ericsson LM                                             1,449,900      5,513,211
Nordea Bank AB                                            449,000      5,551,648
Skandinaviska Enskilda Banken AB                          508,900     12,617,247
Volvo AB, Class B                                          90,200      4,223,563
                                                                     -----------
                                                                      33,824,892
                                                                     -----------
Switzerland--7.5%
Baloise Holdings                                           49,030      3,494,356
Compagnie Financiere Richemont AG                         185,200      8,875,173
Credit Suisse Group                                       386,000     21,649,977
Nestle SA (a)                                              41,750     12,388,629
Novartis AG (a)                                           105,240      5,850,253
Roche Holding AG                                           65,400      9,733,277
Sulzer AG                                                  14,470      9,868,935
UBS AG Registered Shares                                   58,750      6,450,698
Zurich Financial Services AG (b)                           72,290     16,975,013
                                                                     -----------
                                                                      95,286,311
                                                                     -----------
United Kingdom--22.4%
Alliance Unichem PLC                                      386,200      6,009,593
AstraZeneca PLC                                            78,000      3,928,415
Aviva PLC                                                 956,100     13,275,369
Barclays PLC                                              987,090     11,545,670
Barratt Developments PLC                                  531,200      9,769,646
BHP Billition PLC                                         501,300      9,154,440

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Value
Security                                                                           Shares      (Note 1A)
---------------------------------------------------------------------------------------------------------
United Kingdom (continued)
BP PLC                                                                           1,909,400   $ 21,919,123
British Airways PLC (b)                                                          1,564,400      9,597,426
British American Tobacco PLC                                                       513,400     12,429,208
BT Group PLC                                                                     1,602,100      6,176,855
Enterprise Inns PLC                                                                517,900      8,562,640
GlaxoSmithKline PLC                                                                489,700     12,799,453
Greene King PLC                                                                    447,300      5,818,426
HBOS PLC                                                                         1,094,200     18,261,856
International Power PLC                                                          2,873,700     14,123,836
Marks & Spencer Group PLC                                                        1,035,700     10,009,767
National Grid PLC                                                                  940,200      9,348,040
Old Mutual PLC                                                                   4,492,400     15,701,427
Royal Bank of Scotland Group PLC                                                   356,185     11,586,125
Royal Dutch Shell PLC                                                              202,200      6,313,870
Royal Dutch Shell PLC                                                              171,800      5,585,394
Sage Group PLC                                                                   1,628,500      7,784,664
Schroders PLC                                                                      200,200      4,134,002
United Business Media PLC                                                          519,700      6,548,094
Vodafone Group PLC                                                               6,166,000     12,903,733
Wolseley PLC                                                                       450,400     11,060,445
WPP Group PLC                                                                      474,900      5,694,960
Xstrata PLC                                                                        402,700     13,029,241
                                                                                            -------------
                                                                                              283,071,718
                                                                                            -------------
Total Equities (Cost $1,106,862,841)                                                        1,239,637,265
                                                                                            -------------
PREFERRED STOCKS--1.0%
Fresenius AG                                                                        30,300      5,431,954
Henkel KGaA                                                                         65,500      7,653,944
                                                                                            -------------
Total Preferred Stocks (Cost $10,826,977)                                                      13,085,898
                                                                                            -------------
SHORT-TERM INVESTMENTS--0.1%                            Rate       Maturity      Par Value
                                                       ------     ---------      ---------
U.S. Government--0.1%
U.S. Treasury Bill (c) (d) (Cost $1,000,584)            4.47%     6/15/2006      1,010,000      1,000,847
                                                                                            -------------
INVESTMENT OF CASH COLLATERAL--0.0%                                                 Shares
                                                                                    ------
BlackRock Cash Strategies L.L.C (f) (Cost $5,685)      4.701%                        5,685          5,685
                                                                                            -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $1,118,696,087)                                        1,253,729,695
                                                                                            -------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                              Rate            Shares         (Note 1A)
------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--1.8%
Dreyfus Institutional Preferred Plus Money Market Fund (e)(f)
  (Cost $23,345,564)                                                 4.770%         23,345,564    $   23,345,564
                                                                                                  --------------
TOTAL INVESTMENTS--100.9% (Cost $1,142,041,651)                                                    1,277,075,259
                                                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9%)                                                        (11,527,967)
                                                                                                  --------------
NET ASSETS--100%                                                                                  $1,265,547,292
                                                                                                  ==============

Notes to Schedule of Investments:
(a)  Security, or a portion of thereof, was on loan at 3/31/06.
(b)  Non-income producing security
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Affiliated institutional money market fund.
(f)  Stated rate is the seven day yield for the fund at March 31, 2006.

At March 31,2006 the Portfolio held the following futures contracts:

                                                                   Underlying Face   Unrealized
Contract                            Position    Expiration Date    Amount at Value      Gain
-----------------------------------------------------------------------------------------------
MSCI Pan-Euro (118 Contracts)         Long         6/16/2006         $3,162,994        $ 1,018
Topix Futures (14 Contracts)          Long          6/8/2006          2,017,118         43,290
                                                                                       -------
                                                                                       $44,308
                                                                                       =======

                                                               Percentage of Net
Economic Sector Allocation                                        Investments
--------------------------------------------------------------------------------
Consumer Discretionary                                                11.3%
Consumer Staples                                                       6.8
Energy                                                                 8.0
Financials                                                            27.9
Health Care                                                            7.9
Industrials                                                           11.4
Information Technology                                                 6.3
Materials                                                              9.2
Telecommunications Services                                            5.7
Utilities                                                              4.5
Short term and other assets                                            1.0
                                                                     -----
                                                                     100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


Assets
 Investments in securities (Note 1A)(including securities on loan, valued at $5,388 (Note 6))
  Unaffiliated issuers, at value (cost $1,118,696,087)                                                      $1,253,729,695
  Affiliated issuers, at value (Note 1H) (cost $23,345,564)                                                     23,345,564
 Foreign currency, at value (cost, $14,586,353)                                                                 14,628,545
 Receivable for investments sold                                                                                 8,286,896
 Interest and dividends receivable                                                                               5,193,995
 Prepaid expenses                                                                                                    7,683
                                                                                                             -------------
  Total assets                                                                                               1,305,192,378
                                                                                                             -------------
Liabilities
 Payable for investments purchased                                                           $ 39,469,506
 Payable for foreign currency exchange contracts purchased                                         11,603
 Collateral for securities on loan (Note 6)                                                         5,685
 Accrued accounting, administration and custody fees (Note 2)                                     135,740
 Payable for variation margin on open futures contracts (Note 5)                                    3,680
 Accrued professional fees                                                                         16,703
 Accrued trustees' fees and expenses (Note 2)                                                       1,353
 Other accrued expenses and liabilities                                                               816
                                                                                             ------------
  Total liabilities                                                                                             39,645,086
                                                                                                             -------------
Net Assets (applicable to investors' beneficial interest)                                                   $1,265,547,292
                                                                                                            ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net of foreign withholding taxes of $869,173)                                               $ 7,208,483
 Dividend income from affiliated investments (Note 1 H)                                                           595,403
 Interest income                                                                                                   68,132
 Security lending income (Note 6)                                                                                       2
                                                                                                              -----------
  Total investment Income                                                                                       7,872,020

Expenses
 Investment advisory fee (Note 2)                                                              $ 2,733,368
 Accounting, administration and custody fees (Note 2)                                              246,043
 Professional fees                                                                                  16,386
 Trustees' fees and expenses (Note 2)                                                               15,230
 Insurance expense                                                                                   3,416
 Miscellaneous                                                                                       5,894
                                                                                               -----------
  Total expenses                                                                                                3,020,337
                                                                                                              -----------
   Net investment income                                                                                        4,851,683
                                                                                                              -----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss)
  Investments                                                                                   25,236,309
  Financial futures transactions                                                                 2,522,014
  Foreign currency transactions and forward foreign currency exchange transactions                (915,135)
                                                                                               -----------
   Net realized gain (loss)                                                                                    26,843,188
Change in unrealized appreciation (depreciation) on:
 Investments                                                                                    86,716,729
 Financial futures contracts                                                                        47,666
 Foreign currency translations and forward foreign currency exchange contracts                     276,144
                                                                                               -----------
  Change in net unrealized appreciation (depreciation)                                                         87,040,539
                                                                                                              -----------
   Net realized and unrealized gain (loss)                                                                    113,883,727
                                                                                                              -----------
Net Increase in Net Assets from Operations                                                                   $118,735,410
                                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            For the
                                                                        Six Months Ended        For the
                                                                         March 31, 2006        Year Ended
                                                                           (Unaudited)     September 30, 2005
                                                                        ----------------   ------------------
Increase (Decrease) in Net Assets
From Operations
  Net investment income                                                 $    4,851,683       $  3,115,216
  Net realized gain (loss)                                                  26,843,188         17,557,963
  Change in net unrealized appreciation (depreciation)                      87,040,539         30,186,081
                                                                        --------------       ------------
  Net increase (decrease) in net assets from operations                    118,735,410         50,859,260
                                                                        --------------       ------------
Capital Transactions
  Contributions                                                            880,208,078        147,880,626
  Withdrawals                                                              (41,381,455)       (17,050,877)
                                                                        --------------       ------------
  Net increase (decrease) in net assets from capital transactions          838,826,623        130,829,749
                                                                        --------------       ------------
Total Increase (Decrease) in Net Assets                                    957,562,033        181,689,009

Net Assets
  At beginning of period                                                   307,985,259        126,296,250
                                                                        --------------       ------------
  At end of period                                                      $1,265,547,292       $307,985,259
                                                                        ==============       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                              Financial Highlights
--------------------------------------------------------------------------------


                                                                                                            For the Period
                                                                   For the                                 January 28, 2003
                                                               Six Months Ended Year Ended September 30,    (commencement
                                                                 March 31 2006  ------------------------  of operations) to
                                                                 (Unaudited)      2005            2004    September 30, 2003
                                                              ----------------  -------          ------   ------------------
Total Return (a)                                                    13.74%       31.12%         27.12%(b)    22.46%(b)(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                           0.92%(d)      0.95%          1.04%        1.17%(d)
  Net Investment Income (to average daily net assets)*              1.38%(d)      1.66%          1.30%        1.81%(d)
  Portfolio Turnover                                                  29%(c)        58%            80%          63%(c)
  Net Assets, End of Period (000's omitted)                   $1,265,547      $307,985       $126,296      $77,660

--------
*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its  investment  advisory fee and/ or reimbursed the Fund for a portion of its operating expenses.  If this voluntary action had not been taken,  the  investment  income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                           N/A           N/A            N/A         1.20%(d)
  Net investment income                                              N/A           N/A            N/A         1.78%(d)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index (EAFE) and Canada.

     At March 31, 2006, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund (the "Funds") invested in the Portfolio. The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2006, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 92% and 8% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the first $500 million of the Portfolio's average daily net assets, 0.75% of the next $500 million and 0.70% on assets over $1 billion. For the six months ended March 31, 2006, the Portfolio was charged $2,733,368 in investment advisory fees to TBCAM.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $246,043 during the six months ended March 31, 2006.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $1, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                          Purchases             Sales
                                                       --------------       ------------
Investments (non-U.S. Government Securities)           $1,040,552,278       $204,249,199
                                                       ==============       ============

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

                Aggregate Cost                                 $1,142,041,651
                                                               ==============
                Unrealized appreciation                        $  141,278,186
                Unrealized depreciation                            (6,244,578)
                                                               --------------
                Net unrealized appreciation (depreciation)     $  135,033,608
                                                               ==============


(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2006, the Portfolio did not hold any open foreign currency exchange contracts.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $25 of which $23 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio had securities valued at $5,388 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $2,213.

     For the six months ended March 31, 2006, the Portfolio had average borrowings outstanding of $68,000 on a total of one day and incurred $9 of interest.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                   Factors Considered by Board of Trustees in
                          Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund was the best performing fund in its peer group and outperformed its peer group average return for the one-year period (27.00% vs. 21.91%) and three-year period (21.64% vs. 15.73%), and outperformed the average for the five-year period (9.14% vs. 1.38%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds and equal to the median of that peer group. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 0.818%, which was higher than the peer group median actual advisory fee of 0.747%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.119% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.138% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but made a modest profit in 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

     In response, the Adviser subsequently proposed, and the Trustees approved effective as of February 1, 2006, a revised fee schedule reflecting breakpoints as follows: 0.80% of the first $500 million of average daily net assets, 0.75% of the next $500 million of such assets, and 0.70% of such assets over $1 billion. The net assets of the Portfolio as of March 31,2006 were $1,265,547,292.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                            Number of                      Trustee
                                                                    Principal             Portfolios in      Other      Remuneration
Name                                        Term of Office        Occupation(s)           Fund Complex   Directorships (period ended
Address, and                  Position(s)   and Length of          During Past             Overseen by      Held by       March 31,
Date of Birth               Held with Trust  Time Served             5 Years                 Trustee        Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming               Trustee        Trustee since   Chairman Emeritus, Decision      34           None       Fund: $2,328
c/o Decision Resources, Inc.                   11/3/1986       Resources, Inc. ("DRI")                               Portfolio: $250
260 Charles Street                                             (biotechnology research and
Waltham, MA 02453                                              consulting firm); formerly
9/30/40                                                        Chairman of the Board and
                                                               Chief Executive Officer, DRI

Caleb Loring III                Trustee        Trustee since   Trustee, Essex Street            34           None       Fund: $2,587
c/o Essex Street Associates                    11/3/1986       Associates (family                                    Portfolio: $250
P.O. Box 5600                                                  investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman            Trustee        Trustee since   William Joseph Maier,            34           None       Fund: $2,328
c/o Harvard University                         9/13/1989       Professor of Political                                Portfolio: $250
Littauer Center 127                                            Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                  Trustee        Trustee since   Trustee, Mertens House,          34           None       Fund: $2,328
P.O. Box 2333                                  11/3/1986       Inc. (hospice)                                        Portfolio: $250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee, President   Since 2003      President and Chief              34           None           $0
The Boston Company            and Chief                        Operating Officer of The
Asset Management, LLC     Executive Officer                    Boston Company Asset
One Boston Place                                               Management, LLC; formerly
Boston, MA 02108                                               Senior Vice President and
7/24/65                                                        Chief Operating Officer,
                                                               Mellon Asset Management
                                                               ("MAM") and Vice President
                                                               and Chief Financial Officer,
                                                               MAM

Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                     Position(s)           and Length of       Principal Occupation(s)
Date of Birth                   Held with Trust         Time Served        During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President          Since 2003         Senior Vice President and Head of Operations,
Mellon Asset Management         and Secretary                              Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global
Boston, MA 02108                                                           Investments
2/20/61

Steven M. Anderson              Vice President          Vice President     Vice President and Mutual Funds Controller,
Mellon Asset Management         and Treasurer           since 1999;        Mellon Asset Management; formerly Assistant Vice
One Boston Place                                        Treasurer          President and Mutual Funds Controller, Standish
Boston, MA 02108                                        since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland              Assistant Vice          Since 1996         Vice President and Manager, Mutual Funds
Mellon Asset Management            President                               Operations, Mellon Asset Management; formerly
One Boston Place                                                           Vice President and Manager, Mutual Fund
Boston, MA 02108                                                           Operations, Standish Mellon Asset Management,
8/19/51                                                                    LLC

Cara E. Hultgren                Assistant Vice          Since 2001         Assistant Vice President and Manager of
Mellon Asset Management            President                               Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                           formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                           and Shareholder Representative, Standish Mellon
1/19/71                                                                    Asset Management Company LLC

Mary T. Lomasney                    Chief               Since 2005         First Vice President, Mellon Asset Management
Mellon Asset Management           Compliance                               and Chief Compliance Officer, Mellon Funds
One Boston Place                   Officer                                 Distributor and Mellon Optima L/S Strategy Fund,
Boston, MA 02108                                                           LLC; formerly Director, Blackrock, Inc., Senior
4/8/57                                                                     Vice President, State Street Research & Management
                                                                           Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

The Boston Company
Large Cap Core Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Expenses Paid Beginning Ending During Period+ Account Value Account Value October 1, 2005 October 1, 2005 March 31, 2006 to March 31, 2006

                                                                Expenses Paid
                             Beginning           Ending        During Period +
                           Account Value      Account Value    October 1, 2005
                          October 1, 2005    March 31, 2006    to March 31, 2006
--------------------------------------------------------------------------------
Actual                        $1,000.00         $1,071.50          $4.65
Hypothetical (5% return
per year before expenses)     $1,000.00         $1,020.44          $4.53

---------
+ Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The Example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Percentage of
Top Ten Holdings*                                 Sector                       Investments
-------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                 Energy                         3.1%
Microsoft Corp. Information                       Information Technology         3.0
Altria Group, Inc.                                Consumer Staples               3.0
General Electric Corp.                            Industrial                     2.9
JPMorgan Chase & Co.                              Financial                      2.9
Bank of America Corp.                             Financial                      2.8
Cisco Systems, Inc.                               Information Technology         2.2
Procter & Gamble Co.                              Consumer Staples               2.0
Wachovia Corp.                                    Financial                      2.0
Citigroup, Inc.                                   Financial                      1.7
                                                                                ----
                                                                                25.6%

* Excludes short-term investments and investment of cash collateral.

                                               Percentage of
Economic Sector Allocation                       Net Assets
-------------------------------------------------------------------
Basic Materials                                     2.5%
Consumer Discretionary                              9.9
Consumer Staples                                   10.6
Energy                                             10.3
Financial                                          20.1
Health Care                                        13.2
Industrial                                         13.7
Information Technology                             14.3
Telecommunication Service                           2.4
Utilities                                           3.1
Short-term and other assets                        (0.1)
                                                  -----
                                                  100.0%

The Boston Company Large Cap Core Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investment in in The Boston Company Large Cap Core Portfolio ("Portfolio"), at value                      $47,092,951
(Note 1A)
Receivable for Fund shares sold                                                                                56,965
Prepaid expenses                                                                                               10,932
                                                                                                          -----------
   Total assets                                                                                            47,160,848
Liabilities
   Accrued transfer agent fees (Note 2)                                                       $ 2,458
   Professional fees                                                                           14,244
   Payable for Fund shares redeemed                                                            20,000
   Accrued administrative service fees (Note 2)                                                10,132
   Accrued trustees' fees (Note 2)                                                                497
   Accrued chief compliance officer fee (Note 2)                                                1,745
   Other accrued expenses and liabilities                                                       3,650
                                                                                              -------
     Total liabilitiess                                                                                        52,726
                                                                                                          -----------
Net Assets                                                                                                $47,108,122
                                                                                                          ===========
Net Assets consist of:
   Paid-in capital                                                                                        $39,456,841
   Accumulated net realized gain                                                                            1,482,585
   Undistributed net investment income                                                                        211,619
   Net unrealized appreciation                                                                              5,957,077
                                                                                                          -----------
Total Net Assets                                                                                          $47,108,122
                                                                                                          ===========
Shares of beneficial interest outstanding                                                                   1,277,558
                                                                                                          ===========
Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                        $     36.87
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)

Investment Income (Note 1B)
   Dividend income allocated from Portfolio                                                               $   408,223
   Interest income allocated from Portfolio                                                                    20,718
   Expenses allocated from Portfolio                                                                         (172,807
                                                                                                          -----------
     Net investment income allocated from Portfolio                                                           256,134
Expenses
   Transfer agent fees (Note 2)                                                             $   4,313
   Registration fees                                                                            9,848
   Professional fees                                                                           12,283
   Insurance expense                                                                              486
   Administrative service fees (Note 2)                                                        20,444
   Trustees' fees (Note 2)                                                                      2,406
   Chief compliance officer expense (Note 2)                                                    3,551
   Miscellaneous expenses                                                                       7,866
                                                                                            ---------
     Total expenses                                                                            61,197
Deduct:
   Reimbursement of operating expenses (Note 2)                                               (27,197)
                                                                                            ---------
     Net expenses                                                                                              34,000
                                                                                                          -----------
       Net investment income                                                                                  222,134
                                                                                                          -----------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
     Investments                                                                            1,797,014
     Financial futures transactions                                                            18,883
                                                                                            ---------
       Net realized gain (loss)                                                                             1,815,897
   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
      Investments                                                                           1,169,805
      Financial futures contracts                                                              (2,730)
                                                                                            ---------
        Change in net unrealized appreciation (depreciation)                                                1,167,075
                                                                                                          -----------
   Net realized and unrealized gain (loss)                                                                  2,982,972
                                                                                                          -----------
Net Increase in Net Assets from Operations                                                                $ 3,205,106
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the
                                                                            Six Months Ended       For the
                                                                             March 31, 2006       Year Ended
                                                                              (Unaudited)        September 30,
                                                                                                      2005
                                                                             -----------         -------------
Increase (Decrease) in Net Assets:
From Operations
Net investment income                                                        $   222,134           $   608,708
Net realized gain (loss)                                                       1,815,897             7,108,328
Change in net unrealized appreciation (depreciation)                           1,167,075              (560,299)
                                                                             -----------           -----------
Net increase (decrease) in net assets from investment operations               3,205,106             7,156,737
                                                                             -----------           -----------
Distributions to Shareholders (Note 1C)
From net investment income                                                      (222,760)             (528,108)
From net realized gains on investments                                        (5,953,616)                   --
                                                                             -----------           -----------
Total distributions to shareholders                                           (6,176,376)             (528,108)
                                                                             -----------           -----------
Fund Share Transactions (Note 4)
Net proceeds from sale of shares                                               1,767,159             5,655,789
Value of shares issued in reinvestment of distributions                        5,092,738               376,548
Cost of shares redeemed                                                       (2,816,487)          (22,691,547)
                                                                             -----------           -----------
Net increase (decrease) in net assets from Fund share transactions             4,043,410           (16,659,210)
                                                                             -----------           -----------
Total Increase (Decrease) in Net Assets                                        1,072,140           (10,030,581)
Net Assets
At beginning of period                                                        46,035,982            56,066,563
                                                                             -----------           -----------
At end of period (including undistributed net
investment income of $211,619 and $212,245, respectively)                    $47,108,122           $46,035,982
                                                                             ===========           ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                    For the
                                                Six Months Ended                Year Ended Septmber 30,
                                                 March 31, 2006  ------------------------------------------------------------
                                                  (Unaudited)       2005        2004         2003         2002          2001
Net Asset Value, Beginning of Period                $  39.57     $  35.24    $  31.43     $  26.13     $  34.00      $  41.71
                                                    --------     --------    --------     --------     --------      --------
From Investment Operations:
  Net investment income* (a)                            0.18         0.41        0.23         0.36         0.32          0.39
  Net realized and unrealized gains (loss)
    on investments                                      2.49         4.28(b)     3.92(b)      5.30        (5.77)(b)     (2.77)
                                                    --------     --------    --------     --------     --------      --------
Total from operations                                   2.67         4.69        4.15         5.66        (5.45)        (2.38)
                                                    --------     --------    --------     --------     --------      --------
Less Distributions to Shareholders:
  From net investment income                           (0.19)       (0.36)      (0.34)       (0.36)       (0.21)        (0.29)
  From net realized gains on investments               (5.18)          --          --           --        (2.21)        (5.04)
                                                    --------     --------    --------     --------     --------      --------
Total distributions to shareholders                    (5.37)       (0.36)      (0.34)       (0.36)       (2.42)        (5.33)
                                                    --------     --------    --------     --------     --------      --------
Net Asset Value, End of Period                      $  36.87     $  39.57    $  35.24     $  31.43     $  26.13      $  34.00
                                                    ========     ========    ========     ========     ========      ========
Total Return                                            7.15%(c)    13.34%      13.23%(c )   21.76%(c)   (17.70%)(c)    (7.18%)(c)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (d)           0.90%(e)     0.85%       0.83%        0.71%        0.71%         0.71%
  Net Investment Income (to average daily net           0.97%(e)     1.10%       0.67%        1.23%        0.96%         1.00%
    assets)*
  Net Assets, End of Period (000's omitted)         $ 47,108     $ 46,036    $ 56,067     $ 64,150     $ 55,029      $ 75,489

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (a)            $   0.16          N/A    $   0.23     $   0.29     $   0.27      $   0.38
     Ratios (to average daily net assets):
       Expenses (d)                                     1.02%(e)      N/A        0.84%        0.93%        0.83%         0.73%
       Net investment income                            0.85%(e)      N/A        0.66%        1.01%        0.84%         0.98%

(a)  Calculated based on average shares outstanding.
(b) Amounts includes litigation proceeds received by the Portfolio of $0.02 for the period ended September 30, 2005, $0.02 for the year ended September 30, 2004 and $0.06 for the year ended September 30, 2002.
(c) Total return would have been lower in the absence of expense waivers and reimbursement.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2006 the Fund owned 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Fund to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. TBCAM voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time. Pursuant to this agreement, for the six months ended March 31, 2006, TBCAM voluntarily reimbursed $27,197 of the Fund's operating expenses.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,313 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $3,551. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $9,885 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $6,803,632 and $8,998,861, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                           For the              For the
                                       Six Months Ended       Year Ended
                                        March 31, 2006     September 30, 2005
                                       ----------------    ------------------
Shares sold                                 47,436              148,469
Shares issued to shareholders in
reinvestment of distributions              142,216                9,893
Shares redeemed                            (75,422)            (585,936)
                                           -------             ---------
Net increase                               114,230             (427,574)
                                           =======             =========

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2006, two shareholders of record held approximately 33% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Value
Security                                                                  Shares       (Note 1A)
------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.2%
EQUITIES--100.1%
Basic Materials--2.5%
Dow Chemical Co.                                                           9,560       $ 388,136
El Du Pont de Nemours & Co.                                                6,080         256,637
PPG Industries, Inc.                                                       3,170         200,820
Smurfit-Stone Container Corp. (a)                                          9,770         132,579
Steel Dynamics, Inc.                                                       3,700         209,901
                                                                                       ---------
                                                                                       1,188,073
                                                                                       ---------
Consumer Discretionary--9.9%
Advance Auto Parts, Inc.                                                   7,095         295,436
Coach, Inc. (a)                                                            6,140         212,321
Hilton Hotels Corp.                                                       30,090         766,091
J.C. Penny Company, Inc.                                                   6,290         379,979
McDonalds Corp.                                                           17,580         604,049
Omnicom Group                                                              2,650         220,613
Target Corp.                                                              10,430         542,464
The Home Depot, Inc.                                                      13,760         582,048
Time Warner, Inc.                                                         29,390         493,458
Walt Disney Co.                                                           20,580         573,976
                                                                                       ---------
                                                                                       4,670,435
                                                                                       ---------
Consumer Staples--10.6%
Altria Group, Inc.                                                        20,100       1,424,286
Cadbury Schweppes PLC--ADR                                                14,940         597,600
CVS Corp.                                                                 16,150         482,401
Dean Foods Corp. (a)                                                       5,570         216,283
General Mills, Inc.                                                        4,590         232,621
Kellogg Co.                                                                4,740         208,750
Pepsico, Inc.                                                             11,310         653,605
Procter & Gamble Co.                                                      16,873         972,222
The Kroger Co.                                                            10,890         221,720
                                                                                       ---------
                                                                                       5,009,488
                                                                                       ---------
Energy--10.3%
Chevron Corp.                                                              5,582         323,589
ConocoPhillips                                                            11,350         716,753
Devon Energy Corp.                                                        10,670         652,684
Exxon Mobil Corp.                                                         24,694       1,502,877
GlobalSantaFe Corp.                                                        8,170         496,328
Marathon Oil Corp.                                                         3,120         237,650
Nabors Industries Ltd. (a)                                                 3,540         253,393
Weatherford International Ltd. (a)                                        14,100         645,075
                                                                                       ---------
                                                                                       4,828,349
                                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Value
Security                                                                  Shares       (Note 1A)
------------------------------------------------------------------------------------------------
Financial--20.1%
American International Group                                               6,579       $ 434,806
Bank of America Corp.                                                     29,670       1,351,172
Capital One Financial Corp.                                                2,690         216,599
Chubb Corp.                                                                2,770         264,369
CIT Group, Inc.                                                            9,590         513,257
Citigroup, Inc.                                                           16,906         798,639
E*TRADE Financial Corp. (a)                                               15,560         419,809
Hartford Financial Services Group, Inc.                                    5,250         422,888
JPMorgan Chase & Co.                                                      33,190       1,382,032
Lehman Brothers Holdings, Inc.                                             2,090         302,068
Merrill Lynch & Co., Inc.                                                  9,860         776,574
Morgan Stanley                                                             5,870         368,753
Prudential Financial, Inc.                                                 7,720         585,253
W. R. Berkley Corp.                                                        5,640         327,458
Wachovia Corp.                                                            17,290         969,105
Zions Bancorporation                                                       3,980         329,265
                                                                                       ---------
                                                                                       9,462,047
                                                                                       ---------
Health Care--13.2%
Amerisourcebergen Corp.                                                    9,780         472,081
Amgen, Inc. (a)                                                            5,930         431,408
Barr Pharmaceuticals, Inc. (a)                                             5,340         336,313
Fisher Scientific International                                            6,790         462,060
IMS Health, Inc.                                                          13,260         341,710
Invitrogen Corp. (a)                                                       3,350         234,936
Johnson & Johnson                                                         10,830         641,353
Medtronic, Inc.                                                            7,670         389,253
Novartis AG ADR                                                            8,560         474,566
Omnicare, Inc.                                                             4,520         248,555
Pfizer, Inc.                                                              18,910         471,237
Thermo Electron Corp. (a)                                                 11,060         410,215
Wellpoint, Inc.                                                            7,340         568,336
Wyeth                                                                     15,410         747,693
                                                                                       ---------
                                                                                       6,229,716
                                                                                       ---------
Industrial--13.7%
Burlington Northern Santa Fe Corp.                                         5,880         489,980
Cendant Corp.                                                             27,120         470,532
Eaton Corp.                                                                4,980         363,391
Empresa Brasileira de Aeronautica S.A. ADR (a)                             7,190         264,952
Emerson Electric Co.                                                       7,330         613,008
General Electric Corp.                                                    40,630       1,413,111
Lockheed Martin Corp.                                                      7,170         538,682
Norfolk Southern Corp.                                                    13,470         728,323
Rockwell Automation, Inc.                                                  5,050         363,146

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Value
Security                                                                  Shares       (Note 1A)
------------------------------------------------------------------------------------------------
Industrial (continued)
Textron, Inc.                                                              4,640      $  433,330
Tyco International Ltd.                                                    7,640         205,363
United Technologies Corp.                                                  6,790         393,616
US Airways Group, Inc. (a)                                                 4,980         199,200
                                                                                      ----------
                                                                                       6,476,634
                                                                                      ----------
Information Technology--14.3%
Accenture Ltd., Class A                                                    8,010         240,861
Amphenol Corp.                                                             5,490         286,468
Broadcom Corp. (a)                                                         7,065         304,925
CA, Inc.                                                                     176           4,789
Cisco Systems, Inc. (a)                                                   48,740       1,056,196
Citrix Systems, Inc. (a)                                                   8,980         340,342
Hewlett-Packard Co.                                                       23,380         769,202
International Business Machines Corp.                                      9,270         764,497
Microsoft Corp.                                                           52,570       1,430,430
NCR Corp. (a)                                                              6,630         277,068
Qualcomm, Inc.                                                            15,460         782,431
Texas Instruments, Inc.                                                   14,440         468,867
                                                                                      ----------
                                                                                       6,726,076
                                                                                      ----------
Telecommunication Service--2.4%
AT&T, Inc.                                                                21,810         589,742
Verizon Communications, Inc.                                              15,420         525,205
                                                                                      ----------
                                                                                       1,114,947
                                                                                      ----------
Utilities--3.1%
Constellation Energy Group, Inc.                                          10,180         556,948
P G & E Corp.                                                             14,080         547,712
Sempra Energy                                                              7,510         348,909
                                                                                      ----------
                                                                                       1,453,569
                                                                                      ----------
TOTAL EQUITIES (COST $41,199,533)                                                     47,159,334
                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Par        Value
Security Description                                                             Rate     Maturity    Value     (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%
U.S. Government--0.1%
U.S. Treasury Bill (b)(c)(Cost $19,814)                                          4.470%  6/15/2006  $20,000   $    19,819
                                                                                                              -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $41,219,347)                                                              47,179,153
                                                                                                              -----------

AFFILIATED INVESTMENTS--2.1%                                                                         Shares
                                                                                                    -------

Dreyfus Institutional Preferred Plus Money Market Fund (d)(e)(Cost $978,027)     4.770%             978,027       978,027
                                                                                                              -----------

TOTAL INVESTMENTS--102.3% (Cost $42,197,374)                                                                   48,157,180

LIABILITIES IN EXCESS OF OTHER ASSETS--(2.3%)                                                                  (1,064,229)
                                                                                                              -----------

NET ASSETS-100%                                                                                               $47,092,951
                                                                                                              ===========

Notes to Schedule of Investments:
ADR-American Depository Receipt
(a)  Non-income producing security.
(b)  Denotes all or part of security segregated as collateral.
(c)  Rate is yield to maturity.
(d)  Stated yield is the seven day yield for the fund as of March 31, 2006.
(e)  Affiliated institutional money market fund.

At March 31, 2006, the Fund held the following futures contracts:

                                                                           Underlying Face           Unrealized
Contract                            Position       Expiration Date         Amount at Value              Loss
---------------------------------------------------------------------------------------------------------------
S & P 500 Index (1 Contract)          Long            6/15/2006               $328,550                $(2,730)
                                                                                                      =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments in securities (Note 1A):
     Unaffiliated issuers, at value (cost $41,219,347)                                          $47,179,153
     Affiliated issuers, at value (cost $978,027) (Note 1F)                                         978,027
   Receivable for investments sold                                                                  735,337
   Interest and dividends receivable                                                                 62,453
   Prepaid expenses                                                                                   4,857
                                                                                                -----------
     Total assets                                                                                48,959,827
Liabilities
  Payable for investments purchased                                             $ 1,805,392
  Payable for variation margin on open futures contracts (Note 5)                     1,050
  Due to Custodian                                                                      650
  Accrued accounting, administration and custody fees (Note 2)                       19,639
  Accrued trustees' fees and expenses (Note 2)                                        2,979
  Other accrued expenses and liabilities                                             37,166
                                                                                -----------
    Total liabilities                                                                             1,866,876
                                                                                                -----------
Net Assets (applicable to investors' beneficial interest)                                       $47,092,951
                                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                            Statements of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                $  408,223
  Dividend income from affiliated investments (Note 1F)                                              18,387
  Interest income                                                                                     2,331
                                                                                                 ----------
    Total investment income                                                                         428,941

Expenses
  Investment advisory fee (Note 2)                                                $ 114,990
  Accounting, administration and custody fees (Note 2)                               39,916
  Professional fees                                                                   9,506
  Trustees' fees and expenses (Note 2)                                                3,088
  Insurance expense                                                                   4,375
  Miscellaneous                                                                         932
                                                                                  ---------

    Total expenses                                                                                  172,807
                                                                                                 ----------
      Net investment income                                                                         256,134
                                                                                                 ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                   1,797,014
    Financial futures transactions                                                   18,883
                                                                                  ---------
      Net realized gain (loss)                                                                    1,815,897
Change in unrealized appreciation (depreciation) on:
  Investments                                                                     1,169,805
  Financial futures contracts                                                        (2,730)
                                                                                  ---------
    Change in net unrealized appreciation (depreciation)                                          1,167,075
                                                                                                 ----------
      Net realized and unrealized gain (loss)                                                     2,982,972
                                                                                                 ----------
Net Increase in Net Assets from Operations                                                       $3,239,106
                                                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the          For the
                                                                             Six Months Ended    Year Ended
                                                                              March 31, 2006    September 30,
                                                                                (Unaudited)          2005
                                                                             ---------------    -------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                         $   256,134      $   688,874
  Net realized gain (loss)                                                        1,815,897        7,108,328
  Change in net unrealized appreciation (depreciation)                            1,167,075         (560,299)
                                                                                -----------      -----------
  Net increase (decrease) in net assets from operations                           3,239,106        7,236,903
                                                                                -----------      -----------
Capital Transactions
  Contributions                                                                   6,803,632        6,081,476
  Withdrawals                                                                    (8,998,861)     (23,303,488)
                                                                                -----------      -----------
  Net increase (decrease) in net assets from capital transactions                (2,195,229)     (17,222,012)
                                                                                -----------      -----------
Total Increase (Decrease) in Net Assets                                           1,043,877       (9,985,109)
Net Assets
  At beginning of period                                                         46,049,074       56,034,183
                                                                                -----------      -----------
  At end of period                                                              $47,092,951      $46,049,074
                                                                                -----------      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                 Year Ended September 30,
                                                       March 31, 2006 --------------------------------------------------------
                                                        (Unaudited)     2005       2004       2003        2002          2001
                                                        ----------    -------     -------    -------     -------      --------
Total Return                                                 7.30%      13.37%      13.34%     21.76%(a)  (17.69)%(a)    (7.11)%(a)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                    0.75%(b)    0.70%       0.72%      0.71%       0.70%         0.64%
  Net Investment Income (to average daily net assets)*       1.12%(b)    1.24%       0.77%      1.23%       0.97%         1.06%
  Portfolio Turnover                                           41%(c)      85%         66%       104%         80%           62%
  Net Assets, End of Period (000's omitted)               $47,093     $46,049     $56,034    $64,170     $55,007      $124,213

--------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                    N/A         N/A         N/A       0.77%       0.72%          N/A
  Net investment income                                       N/A         N/A         N/A       1.17%       0.95%          N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Calculated on an annualized basis.
(c)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

     At March 31, 2006, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     D.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F.   Affiliated issuers

     Affiliated issuers represent issuers in which the Portfolio held investments in other investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended March 31, 2006, the Portfolio was charged $114,990 in investment advisory fees to TBCAM.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $39,916 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Porfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                             Purchases         Sales
                                                            -----------     -----------
     Investments (non-U.S. Government Securities)           $18,780,979     $20,407,378
                                                            ===========     ===========

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

           Aggregate Cost                              $42,197,374
                                                       ===========
           Unrealized appreciation                     $ 6,292,650
           Unrealized depreciation                        (332,844)
                                                       -----------
           Net unrealized appreciation (depreciation)  $ 5,959,806
                                                       ===========

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $787.

     For the six months ended March 31, 2006, the Portfolio did not borrow under the credit facility.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Investment Performance

The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compares favorably to its peer group, as the Fund outperformed its peer group average return for the one-year period (14.64% vs. 14.44%), three-year period (11.80% vs. 10.99%) and five-year period (4.91% vs. -1.70%). The Trustees noted that, while Fund continued to outperform its peer group, the extent of its outperformance had declined in recent periods. The Trustees requested that the Adviser arrange for a presentation to the Board, as part of the usual fund reporting cycle, to explain the reasons for this decline in the Fund's performance relative to earlier periods and efforts by the Adviser to improve the Fund's performance.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Portfolio's contractual advisory fee was 0.500%, which was the lowest of that peer group, and well below the median of 0.817%. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 0.517%, which was below the median actual advisory fee of 0.761%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 0.821% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 0.919%.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in both 2003 and 2004.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                          Number of                      Trustee
                                                                    Principal           Portfolios in      Other       Remuneration
Name                                         Term of Office       Occupation(s)         Fund Complex   Directorships   (period ended
Address, and                  Position(s)    and Length of         During Past           Overseen by      Held by        March 31,
Date of Birth               Held with Trust  Time Served             5 Years               Trustee        Trustee          2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee        Trustee        Chairman Emeritus,               34             None       Fund: $584
c/o Decision Resources, Inc.                 since          Decision Resources, Inc.                                 Portfolio: $250
260 Charles Street                           11/3/1986      ("DRI") (biotechnology
Waltham, MA 02453                                           research and consulting
9/30/40                                                     firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Caleb Loring III              Trustee        Trustee        Trustee, Essex Street            34             None       Fund: $641
c/o Essex Street Associates                  since          Associates (family                                       Portfolio: $250
P.O. Box 5600                                11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman          Trustee        Trustee        William Joseph Maier,            34              None      Fund: $584
c/o Harvard University                       since          Professor of Political                                   Portfolio: $250
Littauer Center 127                          9/13/1989      Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt                Trustee        Trustee        Trustee, Mertens                 34              None      Fund: $584
P.O. Box 2333                                since          House, Inc. (hospice)                                    Portfolio: $250
New London, NH 03257                         11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard           Trustee,       Since 2003     President and Chief              34              None           $0
The Boston Company         President and                    Operating Officer of
Asset Management, LLC     Chief Executive                   The Boston Company
One Boston Place              Officer                       Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Asset Management
                                                            ("MAM") and Vice
                                                            President and Chief
                                                            Financial Officer, MAM

Principal Officers who are Not Trustees

Name                                                      Term of Office
Address, and                          Position(s)          and Length of                 Principal Occupation(s)
Date of Birth                       Held with Trust         Time Served                    During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                    Vice President       Since 2003          Senior Vice President and Head of Operations,
Mellon Asset Management              and Secretary                            Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                              Vice President, MAM and Mellon Global
Boston, MA 02108                                                              Investments
2/20/61

Steven M. Anderson                   Vice President       Vice President      Vice President and Mutual Funds Controller,
Mellon Asset Management              and Treasurer        since 1999;         Mellon Asset Management; formerly Assistant Vice
One Boston Place                                          Treasurer           President and Mutual Funds Controller, Standish
Boston, MA 02108                                          since 2002          Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                  Assistant Vice        Since 1996          Vice President and Manager, Mutual Funds
Mellon Asset Management               President                               Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                              President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                              Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren                    Assistant Vice        Since 2001          Assistant Vice President and Manager of Compliance,
Mellon Asset Management               President                               Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                              of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                              Representative, Standish Mellon Asset Management
1/19/71                                                                       Company LLC

Mary T. Lomasney                        Chief             Since 2005          First Vice President, Mellon Asset Management
Mellon Asset Management              Compliance                               and Chief Compliance Officer, Mellon Funds Distributor
One Boston Place                       Officer                                and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                              Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                        State Street Research & Management Company
                                                                                 ("SSRM"), and Vice President, SSRM

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                      6930SA0306

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

The Boston Company
International Small Cap Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                       Expenses Paid
                                                         Beginning              Ending                 During Period+
                                                       Account Value         Account Value            October 1, 2005
                                                      October 1, 2005        March 31, 2006          to March 31, 2006
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00               $1,230.10                  $6.28
Hypothetical (5% return
  per year before expenses)                             $1,000.00               $1,019.30                  $5.69

---------
+ Expenses are equal to the Fund's annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Percentage of
Top Ten Holdings*                  Country                          Sector          Investments
-----------------------------------------------------------------------------------------------
Mitsubishi Gas Chemical             Japan                  Basic Materials              1.3%
Trican Well Service Ltd.           Canada                           Energy              1.1
Inmet Mining Corp.                 Canada                  Basic Materials              1.0
IPSCO, Inc.                        Canada                  Basic Materials              1.0
Vallourec                          France                  Basic Materials              0.9
Tandberg Television ASA            Norway           Information Technology              0.9
Eiffage                            France                       Industrial              0.9
Rautaruukki Oyj                   Finland                  Basic Materials              0.9
Oxiana Ltd.                     Australia                  Basic Materials              0.9
Euler Hermes Sa                    France                        Financial              0.9
                                                                                      -----
                                                                                        9.8%

*    Excluding short-term securities and investment of cash collateral.

                                                        Percentage of
Geographic Region Allocation*                            Investments
---------------------------------------------------------------------
Europe ex U.K.                                             45.3%
U.K.                                                       18.2
Asia ex Japan                                              10.4
Japan                                                      20.8
Americas ex U.S.                                            5.3
                                                          -----
                                                          100.0%

*    Excluding short-term securities and cash collateral investment.

The Boston Company International Small Cap Fund invests in an interest of The Boston Company International Small Cap Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company International Small Cap Portfolio ("Portfolio"),
    at value (Note 1A)                                                                                        $733,595,503
  Receivable for Fund shares sold                                                                                3,074,061
  Prepaid expenses                                                                                                  30,258
                                                                                                              ------------
    Total assets                                                                                               736,699,822
Liabilities
  Payable for Fund shares redeemed                                                            $ 474,469
  Accrued transfer agent fees (Note 2)                                                            7,202
  Accrued professional fees                                                                      20,412
  Accrued administrative service fees (Note 2)                                                   25,927
  Accrued trustees' fees (Note 2)                                                                   497
  Accrued chief compliance officer fee (Note 2)                                                     278
  Other accrued expenses and liabilities                                                          4,158
                                                                                              ---------
    Total liabilities                                                                                              532,943
                                                                                                              ------------
Net Assets                                                                                                    $736,166,879
                                                                                                              ============
Net Assets consist of:
  Paid-in capital                                                                                             $494,153,857
  Accumulated net realized gain                                                                                 31,705,191
  Undistributed net investment income                                                                              337,455
  Net unrealized appreciation                                                                                  209,970,376
                                                                                                              ------------
Total Net Assets                                                                                              $736,166,879
                                                                                                              ============
Shares of beneficial interest outstanding                                                                       30,617,331
                                                                                                              ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                             $      24.04
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net foreign witholding taxes $349,019)                            $  3,573,903
  Interest and securitry lending income allocated from Portfolio                                                    45,792
  Expenses allocated from Portfolio                                                                             (3,181,902)
                                                                                                              ------------
    Net investment income (loss) allocated from Portfolio                                                          437,793
Expenses
  Transfer agent fees (Note 2)                                                                $  14,550
  Registration fees                                                                              22,960
  Professional fees                                                                              24,920
  Insurance expense                                                                                 486
  Administrative service fee (Note 2)                                                            53,329
  Trustees' fees (Note 2)                                                                           997
  Miscellaneous expenses                                                                         23,542
                                                                                              ---------
    Total expenses                                                                                                 140,784
                                                                                                              ------------
      Net investment income                                                                                        297,009
                                                                                                              ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange transactions and forward currency transactions                                                   35,868,030
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange translations and forward currency contracts                                                      91,136,619
                                                                                                              ------------
  Net realized and unrealized gain (loss) on investments                                                       127,004,649
                                                                                                              ------------
Net Increase in Net Assets from Operations                                                                    $127,301,658
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended            For the
                                                                                 March 31, 2006            Year Ended
                                                                                   (Unaudited)         September 30, 2005
                                                                                ----------------       ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                           $    297,009            $  4,484,816
  Net realized gain (loss)                                                          35,868,030              27,275,211
  Change in net unrealized appreciation (depreciation)                              91,136,619              86,395,650
                                                                                  ------------            ------------
  Net increase (decrease) in net assets from investment operations                 127,301,658             118,155,677
                                                                                  ------------            ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                        (1,314,863)             (3,076,387)
  From net realized gains on investments                                           (33,657,880)            (15,292,137)
                                                                                  ------------            ------------
  Total distributions to shareholders                                              (34,972,743)            (18,368,524)
                                                                                  ------------            ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 148,639,144             220,193,096
  Value of shares issued in reinvestment of distributions                           23,347,496              16,901,362
  Cost of shares redeemed                                                          (53,058,531)            (24,004,118)
                                                                                  ------------            ------------
  Net increase (decrease) in net assets from Fund share transactions               118,928,109             213,090,290
                                                                                  ------------            ------------
Total Increase (Decrease) in Net Assets                                            211,257,024             312,877,443
Net Assets
  At beginning of period                                                           524,909,855             212,032,412
                                                                                  ------------            ------------
  At end of period (including undistributed net investment
    income of $337,455 and $1,355,309, respectively)                              $736,166,879            $524,909,855
                                                                                  ============            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                       Six Months Ended               Year Ended September 30,
                                                        March 31, 2006  -------------------------------------------------------
                                                          (Unaudited)     2005        2004       2003        2002        2001
                                                       ---------------  --------    --------   --------    --------    --------
Net Asset Value, Beginning of Period                        $  20.84    $  15.93    $  12.05   $   8.91    $   8.55    $  10.65
                                                            --------    --------    --------   --------    --------    --------
From Investment Operations:
  Net investment income * (a)                                   0.01        0.23        0.14       0.10        0.09        0.11
  Net realized and unrealized gains (loss) on investments       4.56        5.86        3.86       3.13        0.38       (1.89)
                                                            --------    --------    --------   --------    --------    --------
Total from operations                                           4.57        6.09        4.00       3.23        0.47       (1.78)
                                                            --------    --------    --------   --------    --------    --------
Less Distributions to Shareholders:
  From net investment income                                   (0.05)      (0.17)      (0.12)     (0.09)      (0.11)      (0.08)
  From net realized gains on investments                       (1.32)      (1.01)         --         --          --       (0.24)
                                                            --------    --------    --------   --------    --------    --------
Total distributions to shareholders                            (1.37)      (1.18)      (0.12)     (0.09)      (0.11)      (0.32)
                                                            --------    --------    --------   --------    --------    --------
Net Asset Value, End of Period                              $  24.04    $  20.84    $  15.93   $  12.05    $   8.91    $   8.55
                                                            ========    ========    ========   ========    ========    ========
Total Return                                                   23.01%      40.20%      33.35%     36.47%(b)    5.39%(b)  (17.13%)(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)                   1.13%(e)    1.16%       1.27%      1.39%       1.25%       1.25%
  Net Investment Income (to average daily net assets)*          0.10%(e)    1.26%       0.99%      1.01%       0.96%      1.10%
  Portfolio Turnover (d)                                         N/A         N/A         N/A         15%         69%        89%
  Net Assets, End of Period (000's omitted)                 $736,167    $524,910    $212,032   $ 89,570    $ 33,770    $ 22,386

---------
* The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                              N/A         N/A         N/A    $   0.08    $   0.04    $   0.04
Ratios (to average daily net assets):
  Expenses (c)                                                   N/A         N/A         N/A        1.65%       1.82%       1.98%
  Net investment income                                          N/A         N/A         N/A        0.75%       0.39%       0.37%

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers and reimbursements.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 23, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Small Cap Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the S&P Citigroup EMI Ex-U.S. Index and, to a limited extent, emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (68% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and capital loss carryovers.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $14,550 during the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,084. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $26,880 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $177,029,100 and $88,214,923, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                            For the                 For the
                                                                       Six Months Ended            Year Ended
                                                                         March 31, 2006         September 30, 2005
                                                                       ----------------         ------------------
Shares sold                                                                 6,792,412                12,160,695
Shares issued to shareholders in reinvestment of distributions              1,129,537                 1,026,030
Shares redeemed                                                            (2,495,043)               (1,306,673)
                                                                            ---------                ----------
Net increase                                                                5,426,906                11,880,052
                                                                            =========                ==========

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2006, three shareholders of record held approximately 42% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $4,279 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--94.1%
EQUITIES--93.0%
Australia--3.1%
Cochlear Ltd.                                                                                 124,610        $  4,738,542
Downer EDI Ltd.                                                                               703,700           4,466,646
Hardman Resources Ltd. (a)                                                                  2,067,000           3,194,954
Oxiana Ltd.                                                                                 4,935,600           9,465,533
Pacific Brands Ltd.                                                                         1,396,400           2,388,241
Ramsay Health Care Ltd.                                                                       388,000           2,776,528
Record Investments Ltd.                                                                       901,300           6,836,685
                                                                                                             ------------
                                                                                                               33,867,129
                                                                                                             ------------
Austria--0.7%
Boehler-Uddeholm                                                                               36,710           7,559,360
                                                                                                             ------------
Belgium--1.4%
Cofinimmo                                                                                       6,800           1,132,566
Delhaize Group                                                                                 73,100           5,241,925
NV Union Miniere SA                                                                            41,360           5,726,358
Option NV (a)                                                                                  35,300           3,557,540
                                                                                                             ------------
                                                                                                               15,658,389
                                                                                                             ------------
Canada--5.0%
Astral Media, Inc                                                                             108,600           3,093,026
Canaccord Capital, Inc                                                                        104,400           1,859,496
Ensign Energy Services, Inc                                                                   167,400           6,436,256
Gildan Activewear, Inc. (a)                                                                   123,300           5,832,413
Home Capital Group, Inc                                                                        32,000             956,328
Inmet Mining Corp.                                                                            351,600          10,471,526
IPSCO, Inc                                                                                     97,200          10,072,910
Kingsway Financial Services, Inc                                                              199,300           4,044,708
Trican Well Service Ltd. (a)                                                                  249,800          11,390,521
                                                                                                             ------------
                                                                                                               54,157,184
                                                                                                             ------------
Denmark--0.4%
Jyske Bank A/S (a)                                                                             83,300           4,586,215
                                                                                                             ------------
Finland--1.4%
Rautaruukki Oyj                                                                               256,400           9,466,397
YIT Oyj                                                                                       220,200           5,969,378
                                                                                                             ------------
                                                                                                               15,435,775
                                                                                                             ------------
France--9.2%
Alten (a)                                                                                     146,320           4,923,655
April Group                                                                                    69,260           3,521,897
bioMerieux                                                                                     51,700           2,912,026
Ciments Francais                                                                               28,350           4,440,208
CNP Assurances                                                                                 42,740           4,307,344
Eiffage                                                                                        57,813           9,495,917
Euler Hermes SA                                                                                69,860           8,800,627

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

              Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
France (continued)
Iliad SA                                                                                       87,100        $  7,343,094
Imerys SA                                                                                      41,260           3,473,488
Legardere SCA                                                                                  45,640           3,563,037
Natexis Banques Populaires                                                                     30,800           8,312,231
Nexans SA                                                                                      57,930           4,508,462
Pierre & Vacances                                                                              32,600           3,435,489
Publicis Groupe                                                                                73,300           2,858,983
Silicon-On-Insulator Technologies (SOITEC) (a)                                                135,400           4,603,761
SR Teleperformance                                                                            129,800           4,763,970
Vallourec                                                                                      10,250           9,895,413
Vinci SA                                                                                       58,040           5,719,218
Vinci SA--Rights (a)                                                                           58,040             124,438
Zodiac SA                                                                                      45,500           2,951,363
                                                                                                             ------------
                                                                                                               99,954,621
                                                                                                             ------------
Germany--5.5%
Continental AG                                                                                 73,940           8,136,846
Deutsche Boerse AG                                                                             53,970           7,779,489
Deutsche Postbank AG                                                                           71,590           5,192,612
Hugo Boss AG PFD                                                                               87,100           3,666,272
Hypo Real Estate Holding                                                                       42,190           2,890,996
Leoni AG                                                                                      108,290           3,864,318
Man AG                                                                                         72,600           5,036,346
Mobilcom AG                                                                                   168,530           4,078,725
Software AG                                                                                    75,660           4,220,342
Stada Arzneimittel AG                                                                          93,560           4,034,521
Vivacon AG (a)                                                                                178,200           7,710,293
Wincor Nixdorf AG                                                                              26,620           3,353,460
                                                                                                             ------------
                                                                                                               59,964,220
                                                                                                             ------------
Hong Kong--2.3%
China Overseas Land & Investment Ltd.                                                      11,428,000           7,806,112
Hengan International Group Co., Ltd.                                                        4,979,400           7,893,521
Solomon Systech (Intl)                                                                     11,830,900           5,717,915
Wing Hang Bank Ltd.                                                                           374,400           3,143,684
                                                                                                             ------------
                                                                                                               24,561,232
                                                                                                             ------------
Ireland--1.3%
C & C Group PLC                                                                               844,200           5,726,445
Grafton Group PLC (a)                                                                         296,670           3,891,830
IAWS Group PLC                                                                                246,900           4,279,691
                                                                                                             ------------
                                                                                                               13,897,966
                                                                                                             ------------
Italy--4.9%
Amplifon Spa                                                                                   36,800           3,209,460
Azimut Holding Spa                                                                            272,100           3,401,418
Banca Popolare di Milano Scarl (BPM)                                                          361,000           4,259,100
Banco Popolare di Verona e Novara                                                             288,560           7,633,795

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
Italy (continued)
Credito Emiliano Spa                                                                          364,800        $  5,006,526
Davide Campari-Milano Spa                                                                     476,650           4,197,452
Erg Spa                                                                                       152,180           3,981,650
Fondiaria-Sai Spa                                                                             118,540           4,734,080
Milano Assicurazioni Spa                                                                      697,950           5,081,015
Pirelli & C Real Estate                                                                        45,620           3,102,821
Recordati Spa                                                                                 598,040           4,679,662
Terna Spa                                                                                   1,674,000           4,400,144
                                                                                                             ------------
                                                                                                               53,687,123
                                                                                                             ------------
Japan--19.5%
Asahi Denka Co., Ltd.                                                                         235,000           3,690,974
Asahi Pretec Corp.                                                                            133,300           4,169,165
Comsys Holdings Corp.                                                                         392,000           5,600,476
Cosmo Oil Co., Ltd.                                                                           526,000           2,758,304
Dainippon Screen Manufacturing Co., Ltd.                                                      472,900           5,011,952
Dainippon Sumitomo Pharma Co., Ltd.                                                           340,000           3,773,925
Don Quijote Co., Ltd.                                                                          48,500           3,664,499
EXEDY Corp.                                                                                   132,300           4,284,064
Futaba Industrial Co., Ltd.                                                                   114,100           2,792,861
Hitachi Construction Machinery Co., Ltd.                                                      194,100           5,113,972
Hitachi High-Technologies Corp.                                                               182,600           4,826,500
Hitachi Information Systems, Ltd.                                                             141,600           3,297,501
Izumi Co. Ltdronics, Inc                                                                      148,700           5,333,282
Japan Aviation Electronics Industry Ltd.                                                      283,000           4,163,463
Keihin Corp.                                                                                  339,400           9,288,356
Kenedix, Inc                                                                                    1,167           6,179,169
Kirin Beverage Corp.                                                                          126,300           3,075,382
Kyowa Exeo Corp.                                                                              474,000           6,155,635
Makino Milling Machine Co., Ltd.                                                              374,000           4,704,403
Makita Corp.                                                                                  120,800           3,726,874
Mitsubishi Gas Chemical Co., Inc                                                            1,095,800          13,373,864
Mori Seiki Co., Ltd.                                                                          165,500           3,488,356
Nachi-Fujikoshi Corp.                                                                         748,000           4,831,549
Nippon Shokubai Ltd.                                                                          620,000           7,371,919
Nippon System Development Co., Ltd.                                                           112,800           3,930,648
Nissan Chemical Industries Ltd.                                                               314,000           5,332,075
NTN Corp.                                                                                     414,000           3,282,866
OSG Corp.                                                                                     258,400           5,501,377
Rengo, Co. Ltd.                                                                               388,400           3,007,245
Ricoh Leasing Co., Ltd.                                                                       200,600           5,745,555
Ryohin Keikaku                                                                                 74,400           6,241,101
Sanyo Shinpan Finance Co., Ltd.                                                                69,400           4,305,796
Sumisho Lease Co., Ltd.                                                                       137,100           6,758,287
Suruga Bank Ltd.                                                                              222,000           3,001,887

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
Japan (continued)
Sysmex Corp.                                                                                  134,800        $  5,877,308
Tamron Co., Ltd.                                                                              224,400           3,661,805
Toppan Forms Co., Ltd.                                                                        240,200           4,013,541
Toshiba Machine Co., Ltd.                                                                     549,000           6,415,732
Tsumura & Co                                                                                  195,000           5,137,685
Ulvac, Inc                                                                                    114,100           4,742,045
Urban Corp.                                                                                   406,000           6,480,265
XEBIO Co., Ltd.                                                                               137,250           4,735,977
Yaskawa Electric Corp.                                                                        285,000           3,219,148
                                                                                                             ------------
                                                                                                              212,066,788
                                                                                                             ------------
Netherlands--4.6%
Aalberts Industries NV                                                                         84,320           6,215,025
Buhrmann NV                                                                                   339,650           6,006,703
Fugro N.V                                                                                     161,900           6,226,476
Koninklijke BAM Groep NV                                                                       75,050           7,609,005
Koninklijke DSM NV                                                                            115,400           5,267,062
SBM Offshore NV                                                                                42,040           4,213,883
Univar NV                                                                                      96,400           5,429,773
USG People NV                                                                                  72,400           5,239,963
Wolters Kluwer NV                                                                             165,270           4,119,942
                                                                                                             ------------
                                                                                                               50,327,832
                                                                                                             ------------
Norway--2.2%
Aker Yards AS                                                                                  58,900           4,395,120
Cermaq ASA                                                                                    289,800           3,825,261
Tandberg Television ASA (a)                                                                   454,200           9,530,077
TGS Nopec Geophysical Company ASA (a)                                                          93,600           5,734,664
                                                                                                             ------------
                                                                                                               23,485,122
                                                                                                             ------------
Portugal--0.4%
Banco BPI SA                                                                                  663,150           4,723,249
                                                                                                             ------------
Singapore--1.3%
Jurong Technologies Industrial                                                              4,081,300           4,041,892
MobileOne Ltd.                                                                              2,238,600           3,256,196
Singapore Petroleum Co., Ltd.                                                                 887,000           2,854,915
STATS ChipPAC Ltd. (a)                                                                      4,403,000           3,515,641
                                                                                                             ------------
                                                                                                               13,668,644
                                                                                                             ------------
South Korea--3.2%
Dongbu Insurance Co., Ltd.                                                                    290,200           5,616,967
Hanmi Pharm Co., Ltd.                                                                          25,800           3,572,635
Honam Petrochemical Corp.                                                                      56,900           3,456,296
Hyundai Department Store Co., Ltd.                                                             45,100           4,216,082
Hyundai Development Company                                                                    94,700           4,333,795
Hyundai Mipo Dockyard                                                                          53,200           4,578,935

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
South Korea (continued)
Intops Co., Ltd.                                                                              111,200         $ 3,949,758
Pusan Bank                                                                                    315,900           4,618,326
                                                                                                             ------------
                                                                                                               34,342,794
                                                                                                             ------------
Spain--3.1%
ACS Actividades                                                                               174,770           6,787,067
Banco Sabadell SA                                                                             174,860           5,739,995
Enagas                                                                                        199,790           3,956,792
Fadesa Immobiliaria SA                                                                        142,860           5,148,128
Immobiliaria Urbis SA                                                                         323,610           7,584,983
Union Fenosa, S.A                                                                             105,400           4,005,040
                                                                                                             ------------
                                                                                                               33,222,005
                                                                                                             ------------
Sweden--1.5%
Eniro AB                                                                                      353,200           4,083,552
Getinge AB                                                                                    206,200           3,337,598
Nobia AB                                                                                      210,400           5,459,740
WM-data AB                                                                                    979,000           3,206,991
                                                                                                             ------------
                                                                                                               16,087,881
                                                                                                             ------------
Switzerland--4.8%
Actelion NV (a)                                                                                30,900           3,068,203
Banque Cantonale Vaudoise (BCV)                                                                12,200           3,928,845
Barry Callebaut AG (a)                                                                         17,000           7,012,728
Charles Voegele Holding AG (a)                                                                 41,200           3,591,811
Geberit AG                                                                                     3,680            3,512,958
Georg Fischer AG (a)                                                                           7,200            3,207,484
Kuoni Reisen Holding AG (a)                                                                    10,200           5,286,919
Phonak Holding AG                                                                              57,600           3,277,043
Rieter Holding AG                                                                              13,060           5,207,177
Sika AG (a)                                                                                    6,300            6,472,934
Sulzer AG                                                                                      6,300            4,296,772
Syngenta AG (a)                                                                                25,150           3,532,802
                                                                                                             ------------
                                                                                                               52,395,676
                                                                                                             ------------
United Kingdom--17.2%
Admiral Group PLC                                                                             326,300           3,558,783
Alliance Unichem PLC                                                                          240,300           3,739,268
Amlin PLC                                                                                     622,400           3,004,963
Barratt Developments PLC                                                                      202,020           3,715,482
British Airways PLC (a)                                                                       893,500           5,481,527
Burren Energy PLC                                                                             274,400           4,543,909
Charter PLC (a)                                                                               430,710           5,501,643
Chemring Group PLC                                                                            220,700           4,538,150
Close Brothers Group PLC                                                                      355,560           6,585,649
Cookson Group PLC                                                                             528,500           4,745,264

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
CSR PLC (a)                                                                                   369,400       $   7,698,444
EMAP PLC                                                                                      260,400           3,984,205
Enterprise Inns PLC                                                                           316,600           5,234,469
First Choice Holidays PLC                                                                   1,270,414           4,749,121
Greene King Plc                                                                               385,823           5,018,740
Inchcape PLC                                                                                  116,500           5,274,627
Informa PLC                                                                                   559,700           4,673,039
International Power PLC                                                                     1,327,600           6,524,969
Kier Group PLC                                                                                238,010           6,944,313
Laird Group Plc                                                                               651,380           5,051,039
Michael Page International PLC                                                                881,200           5,218,596
Morgan Sindall PLC                                                                            249,400           5,479,132
Northgate Information Solutions PLC (a)                                                     1,619,730           2,271,485
Persimmon PLC                                                                                 173,010           3,990,195
Restaurant Group PLC                                                                        1,170,014           4,124,886
Schroders PLC                                                                                 224,850           4,643,009
SIG PLC                                                                                       370,130           5,775,601
Speedy Hire PLC                                                                               337,530           5,422,242
Sportingbet PLC                                                                               601,950           3,920,275
The Carphone Warehouse PLC                                                                  1,349,630           7,242,658
Tomkins PLC                                                                                   531,000           3,100,856
Tullow Oil PLC                                                                                684,270           4,028,580
United Business Media PLC                                                                     343,800           4,331,797
Vedanta Resources PLC                                                                         257,500           6,305,524
Victrex PLC                                                                                   351,890           4,516,231
Viridian Group PLC                                                                            151,565           2,584,849
WH Smith PLC                                                                                  429,390           3,077,966
Wincanton PLC                                                                                 510,000           2,847,580
Wolfson Microelectronics PLC (a)                                                              449,100           3,451,287
Wolverhampton & Dudley Brew PLC                                                               146,600           3,256,332
                                                                                                            -------------
                                                                                                              186,156,685
                                                                                                            -------------
Total Equities (Cost $748,813,473)                                                                          1,009,805,890
                                                                                                            -------------

PREFERRED STOCKS--1.0%
Fresenius AG                                                                                   27,600           4,947,918
Henkel KGaA                                                                                    54,100           6,321,806
                                                                                                            -------------
TOTAL PREFERRED STOCKS (Cost $8,084,333)                                                                       11,269,724
                                                                                                            -------------
SHORT-TERM INVESTMENTS--0.1%                                       Rate     Maturity       Par Value
                                                                  -----     ---------      ----------
U.S. Government--0.1%
U.S. Treasury Bill (b) (c) (Cost $1,025,325)                      4.480%    6/15/2006      $1,035,000           1,025,621
                                                                                                            -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $757,923,131)                                                          1,022,101,235
                                                                                                            -------------

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                          Rate    Maturity     Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--2.5%
Dreyfus Institutional Preferred Plus Money Market Fund (d)(e)(Cost $27,382,916)  4.770%              27,382,916   $   27,382,916
                                                                                                                  --------------
TOTAL INVESTMENTS--96.6% (Cost $785,306,047)                                                                       1,049,484,151
OTHER ASSETS, LESS LIABILITIES--3.4%                                                                                  36,840,097
                                                                                                                  --------------
NET ASSETS-100%                                                                                                   $1,086,324,248
                                                                                                                  ==============

Notes to Schedule of Investments:
(a)  Non-income producing security
(b)  Denotes all or part of security segregated as collateral.
(c)  Rate noted is yield to maturity.
(d)  Affiliated institutional money market fund.
(e)  Stated rate is the seven day yield for the fund at March 31, 2006.

At March 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                            Local
                          Principal     Contract         Value at       USD Amount     Unrealized
Contracts to Receive        Amount     Value Date     March 31, 2006    to Deliver     Gain/(Loss)
--------------------------------------------------------------------------------------------------
Norwegian Krone           20,000,000    4/3/2006        $3,051,944      $3,041,686      $ 10,258
Swiss Franc                3,000,000    4/3/2006         2,300,261       2,307,515        (7,254)
                                                        ----------      ----------      --------
                                                        $5,352,205      $5,349,201      $  3,004
                                                        ==========      ==========      ========
                            Local
                          Principal     Contract         Value at       USD Amount     Unrealized
Contracts to Receive        Amount     Value Date     March 31, 2006    to Deliver     Gain/(Loss)
--------------------------------------------------------------------------------------------------
Danish Krone              10,000,000    4/3/2006        $1,624,088      $1,624,246      $    158
                                                        ==========      ==========      ========

At March 31, 2006 the Portfolio held the following futures contracts:

                                                                     Underlying Face     Unrealized
Contract                             Position   Expiration Date      Amount at Value     Gain/(Loss)
----------------------------------------------------------------------------------------------------
MSCI Pan-Euro (1,000 contracts)         Long        6/16/2006           $26,868,937      $(41,568)
Topix Futures (60 contracts)            Long         6/8/2006             8,323,683       467,039
                                                                                         --------
                                                                                         $425,471
                                                                                         ========

                                                                     Percentage of
                Economic Sector Allocation                            Net Assets
                ------------------------------------------------------------------
                Consumer Discretionary                                  16.4%
                Consumer Staples                                         4.4
                Energy                                                   5.1
                Financial                                               18.2
                Health Care                                              5.4
                Industrials                                             20.1
                Information Technology                                   8.1
                Materials                                               12.2
                Telecommunications Services                              2.0
                Utilities                                                2.0
                Short-term and other assets                              6.1
                                                                       -----
                                                                       100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)
  Unaffiliated issuers, at value (cost $757,923,131)                                                            $1,022,101,235
  Affiliated issuers, at value (Note 1H) (cost $27,382,916)                                                         27,382,916
  Foreign currency, at value (identified cost, $38,618,630)                                                         38,441,942
  Receivable for investments sold                                                                                    7,210,782
  Interest and dividends receivable                                                                                  2,163,670
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                       10,416
  Prepaid expenses                                                                                                       9,575
                                                                                                                --------------
    Total assets                                                                                                 1,097,320,536
                                                                                                                --------------
Liabilities
  Payable for investments purchased                                                           $ 10,593,718
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                    7,254
  Payable for variation margin on open financial futures contracts (Note 5)                        229,528
  Accrued accounting, administration and custody fees (Note 2)                                     148,931
  Accrued professional fees                                                                         13,936
  Accrued trustees' fees and expenses (Note 2)                                                       1,500
  Other accrued expenses and liabilities                                                             1,421
                                                                                              ------------
    Total liabilities                                                                                               10,996,288
                                                                                                                --------------
Net Assets (applicable to investors' beneficial interest)                                                       $1,086,324,248
                                                                                                                ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net of foreign withholding taxes of $499,369)                                                 $    4,571,616
 Dividend income from affiliated investments (Note 1 H)                                                                533,180
 Interest income                                                                                                        61,510
 Security lending income (Note 6)                                                                                        3,898
                                                                                                                --------------
  Total investment Income                                                                                            5,170,204
Expenses
 Investment advisory fee (Note 2)                                                             $  4,149,430
 Accounting, administration and custody fees (Note 2)                                              287,054
 Professional fees                                                                                  16,791
 Trustees' fees and expenses (Note 2)                                                               26,693
 Insurance expense                                                                                   4,275
 Miscellaneous                                                                                       8,331
                                                                                              ------------
  Total expenses                                                                                                     4,492,574
                                                                                                                --------------
   Net investment income                                                                                               677,630
                                                                                                                --------------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                                                   47,877,608
  Financial futures transactions                                                                 4,149,976
  Foreign currency transactions and forward currency exchange transactions                        (431,283)
                                                                                              ------------
   Net realized gain (loss)                                                                                         51,596,301
 Change in unrealized appreciation (depreciation) on:
  Investments                                                                                  132,127,662
  Financial futures contracts                                                                      367,799
  Foreign currency translations and forward currency exchange contracts                             (3,912)
                                                                                              ------------
   Change in net unrealized appreciation (depreciation)                                                            132,491,549
                                                                                                                --------------
    Net realized and unrealized gain (loss)                                                                        184,087,850
                                                                                                                --------------
Net Increase in Net Assets from Operations                                                                      $  184,765,480
                                                                                                                ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               For the
                                                                                           Six Months Ended        For the
                                                                                            March 31, 2006        Year Ended
                                                                                             (Unaudited)      September 30, 2005
                                                                                           ----------------   ------------------
Increase (Decrease) in Net Assets
From Operations
  Net investment income                                                                     $      677,630      $    5,388,858
  Net realized gain (loss)                                                                      51,596,301          31,357,090
  Change in net unrealized appreciation (depreciation)                                         132,491,549          99,455,142
                                                                                            --------------      --------------
  Net increase (decrease) in net assets from operations                                        184,765,480         136,201,090
                                                                                            --------------      --------------
Capital Transactions
  Contributions                                                                                350,307,927         353,355,799
  Withdrawals                                                                                 (105,979,731)        (51,694,287)
                                                                                            --------------      --------------
  Net increase (decrease) in net assets from capital transactions                              244,328,196         301,661,512
                                                                                            --------------      --------------
Total Increase (Decrease) in Net Assets                                                        429,093,676         437,862,602
Net Assets
  At beginning of period                                                                       657,230,572         219,367,970
                                                                                            --------------      --------------
  At end of period                                                                          $1,086,324,248      $  657,230,572
                                                                                            ==============      ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                   For the Period
                                                           For the                                January 28, 2003
                                                       Six Months Ended  Year Ended September 30,   (commencement
                                                         March 31 2006   -----------------------  of operations) to
                                                          (Unaudited)       2005       2004       September 30, 2003
                                                       ----------------   --------   --------     ------------------
Total Return (a)                                               23.06%        40.24%     33.42%(b)      36.44%(b)(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                       1.08%(d)      1.12%      1.20%          1.46%(d)
  Net Investment Income (to average daily net assets)*          0.16%(d)      1.32%      1.06%          1.29%(d)
  Portfolio Turnover                                              36%(c)        50%        72%            46%(c)
  Net Assets, End of Year (000's omitted)                 $1,086,324      $657,342   $219,368        $89,545

--------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                       N/A           N/A        N/A           1.49%(d)
  Net investment income                                          N/A           N/A        N/A           1.26%(d)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the S&P Citigroup Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

     At March 31, 2006, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2006, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 68% and 32% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended March 31, 2006, the Portfolio paid $4,149,430 in investment advisory fees to TBCAM.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $287,054 during the six months ended March 31, 2006.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $1,680, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                     Purchases               Sales
                                                    ------------          ------------
Investments (non-U.S. Government Securities)        $480,498,435          $283,511,594
                                                    ============          ============

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                   $785,306,047
                                                 ============
Unrealized appreciation                          $266,969,306
Unrealized depreciation                            (2,791,202)
                                                 ------------
Net unrealized appreciation (depreciation)       $264,178,104
                                                 ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     During the six months ended March 31, 2006, the Portfolio held foreign currency exchange contracts. See Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $70,333 of which $66,435 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio did not hold any securities loaned.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $4,507.

     For the six months ended March 31, 2006, the Portfolio had average borrowings outstanding of $2,406,000 on a total of one day and incurred $326 of interest.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compares favorably to its peer group of funds as the Fund outperformed the median for the one-year period (35.85% vs. 29.34%), three-year period (29.70% vs. 24.97%) and five-year period (15.36% vs. 7.87%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 1.000%, which was in the 2nd quintile (1st being the best) of its peer group of funds and below the median of that peer group, which was 1.030%. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 1.012%, which was higher than the peer group median actual advisory fee of 0.893%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.269% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.292% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but made a modest profit in 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                     Trustee
                                                                      Principal          Portfolios in      Other      Remuneration
Name                                         Term of Office        Occupation(s)         Fund Complex  Directorships (period ended
Address, and                  Position(s)    and Length of          During Past          Overseen by      Held by      March 31,
Date of Birth               Held with Trust  Time Served             5 Years               Trustee        Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee       Trustee since  Chairman Emeritus, Decision       34            None       Fund: $3,662
c/o Decision Resources, Inc.                11/3/1986      Resources, Inc. ("DRI")                                    Portfolio:$250
260 Charles Street                                         (biotechnology research and
Waltham, MA 02453                                          consulting firm); formerly
9/30/40                                                    Chairman of the Board and
                                                           Chief Executive Officer, DRI

Caleb Loring III             Trustee        Trustee since  Trustee, Essex Street             34            None       Fund: $4,243
c/o Essex Street Associates                 11/3/1986      Associates (family                                         Portfolio:$250
P.O. Box 5600                                              investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee        Trustee since  William Joseph Maier,             34            None       Fund: $3,662
c/o Harvard University                      9/13/1989      Professor of Political                                     Portfolio:$250
Littauer Center 127                                        Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                Trustee       Trustee since  Trustee, Mertens House,           34            None       Fund: $3,662
P.O. Box 2333                               11/3/1986      Inc. (hospice)                                             Portfolio:$250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard      Trustee, President  Since 2003    President and Chief               34            None            $0
The Boston Company          and Chief                      Operating Officer of The
Asset Management, LLC    Executive Officer                 Boston Company Asset
One Boston Place                                           Management, LLC; formerly
Boston, MA 02108                                           Senior Vice President and
7/24/65                                                    Chief Operating Officer,
                                                           Mellon Asset Management
                                                           ("MAM") and Vice President
                                                           and Chief Financial Officer,
                                                           MAM

Principal Officers who are Not Trustees

Name                                                   Term of Office
Address, and                      Position(s)          and Length of      Principal Occupation(s)
Date of Birth                     Held with Trust       Time Served       During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                 Vice President       Since 2003         Senior Vice President and Head of Operations,
Mellon Asset Management           and Secretary                           Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                          Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                Vice President       Vice President     Vice President and Mutual Funds Controller,
Mellon Asset Management           and Treasurer        since 1999;        Mellon Asset Management; formerly Assistant Vice
One Boston Place                                       Treasurer          President and Mutual Funds Controller, Standish
Boston, MA 02108                                       since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                Assistant Vice       Since 1996         Vice President and Manager, Mutual Funds
Mellon Asset Management             President                             Operations, Mellon Asset Management; formerly
One Boston Place                                                          Vice President and Manager, Mutual Fund
Boston, MA 02108                                                          Operations, Standish Mellon Asset Management,
8/19/51                                                                   LLC

Cara E. Hultgren                  Assistant Vice       Since 2001         Assistant Vice President and Manager of
Mellon Asset Management           President                               Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                          formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                          and Shareholder Representative, Standish Mellon
1/19/71                                                                   Asset Management Company LLC

Mary T. Lomasney                    Chief              Since 2005         First Vice President, Mellon Asset Management
Mellon Asset Management           Compliance                              and Chief Compliance Officer, Mellon Funds
One Boston Place                   Officer                                Distributor and Mellon Optima L/S Strategy Fund,
Boston, MA 02108                                                          LLC; formerly Director, Blackrock, Inc., Senior
4/8/57                                                                    Vice President, State Street Research & Management
                                                                          Company ("SSRM"), and Vice President, SSRM

                                 [LOGO] Mellon
                                        --------------------------
                                        Mellon Institutional Funds

                                        One Boston Place
                                        Boston, MA 02108-4408
                                        800.221.4795
                                        www.melloninstitutionalfunds.com

                                                                      6939SA0306

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

The Boston Company
Small Cap Growth Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                               Expenses Paid
                                                       Beginning             Ending           During Period+
                                                      Account Value       Account Value      October 1, 2005
                                                     October 1, 2005      March 31, 2006    to March 31, 2006
-------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00            $1,124.40               $5.83
Hypothetical (5% return
  per year before expenses)                            $1,000.00            $1,019.45               $5.54

+ Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Percentage of
Top Ten Holdings*                         Sector                    Investments
-------------------------------------------------------------------------------
Respironics, Inc.                         Health Care                    1.6%
Palm, Inc.                                Information Technology         1.4
Oil States International, Inc.            Energy                         1.3
Covance, Inc.                             Health Care                    1.2
CapitalSource, Inc.                       Financial                      1.1
Washington Group International, Inc.      Industrial                     1.1
PerkinElmer, Inc.                         Health Care                    1.1
Tektronix, Inc.                           Information Technology         1.1
Watson Wyatt Worldwide, Inc.              Industrial                     1.0
Hydril Co.                                Energy                         1.0
                                                                        ----
                                                                        11.9%

* Excluding short-term investments and investment of cash collateral.

                                      Percentage of
Economic Sector Allocation              Net Assets
---------------------------------------------------
Basic Materials                           3.5%
Communications                            0.5
Consumer Discretionary                   11.3
Consumer Staple                           5.8
Energy                                    9.8
Financial                                 9.7
Health Care                              18.2
Industrial                               14.3
Information Technology                   22.3
Services                                  0.5
Utilities                                 1.0
Short-term and other assets               3.1
                                        -----
                                        100.0%

The Boston Company Small Cap Growth Fund invests all of its investable assets in an interest ofThe Boston Company Small Cap Growth Portfolio (see Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investment in The Boston Company Small Cap
  Growth Portfolio ("Portfolio"), at value (Note 1A)                                            $ 40,304,811
Receivable for Fund shares sold                                                                       14,098
Prepaid expenses                                                                                       8,442
                                                                                                ------------
  Total assets                                                                                    40,327,351
Liabilities
  Accrued administrative service fees (Note 2)                                  $ 10,766
  Accrued professional fees                                                       16,146
  Accrued transfer agent fees (Note 2)                                             1,136
  Accrued trustees' fees (Note 2)                                                    497
  Accrued chief compliance officer fee (Note 2)                                      278
  Other accrued expenses and liabilities                                           2,168
                                                                                --------
    Total liabilities                                                                                 30,991
                                                                                                ------------
Net Assets                                                                                      $ 40,296,360
                                                                                                ============
Net Assets consist of:
  Paid-in capital                                                                               $ 45,390,936
  Accumulated net realized loss                                                                  (11,536,324)
  Accumulated net investment loss                                                                    (34,926)
  Net unrealized appreciation                                                                      6,476,674
                                                                                                ------------
Total Net Assets                                                                                $ 40,296,360
                                                                                                ============
Shares of beneficial interest outstanding                                                            773,979
                                                                                                ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                               $      52.06
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                      $     97,712
  Interest income Allocated from Portfolio
    (including security lending income of $20,863)                                                    65,956
  Expenses allocated from Portfolio                                                                 (203,844)
                                                                                                ------------
    Net investment loss allocated from Portfolio                                                     (40,176)
Expenses
  Professional fees                                                             $   9,155
  Registration fees                                                                10,297
  Administrative service fee (Note 2)                                              22,258
  Transfer agent fees (Note 2)                                                      4,152
  Insurance expense                                                                   222
                                                                                ---------
    Total expenses                                                                 46,084
Deduct:
  Reimbursement of operating expenses (Note 2)                                    (45,366)
                                                                                ---------
    Net expenses                                                                                         718
                                                                                                ------------
      Net investment loss                                                                            (40,894)
                                                                                                ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                 4,536,588
    Financial futures transactions                                                 93,340
                                                                                ---------
      Net realized gain (loss)                                                                     4,629,928
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                     (98,112)
  Financial futures contracts                                                      13,764
                                                                                ---------
    Net change in net unrealized appreciation (depreciation)                                         (84,348)
                                                                                                ------------
  Net realized and unrealized gain (loss) on investments                                           4,545,580
                                                                                                ------------
Net Increase in Net Assets from Operations                                                      $  4,504,686
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the
                                                                             Six Months Ended      For the
                                                                               March 31, 2006     Year Ended
                                                                                (Unaudited)    September 30, 2005
                                                                             ----------------  ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                  $   (40,894)     $  (198,710)
  Net realized gain (loss)                                                        4,629,928        4,319,415
  Change in net unrealized appreciation (depreciation)                              (84,348)       2,750,040
                                                                                -----------      -----------
  Net increase (depreciation) in net assets from investment operations            4,504,686        6,870,745
                                                                                -----------      -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares
    Institutional Class                                                           3,903,994       18,873,206
    Service Class                                                                        --        2,808,281
  Cost of shares redeemed
    Institutional Class                                                          (4,435,671)      (4,858,947)
    Service Class                                                                        --      (20,103,492)
                                                                                -----------      -----------
  Net increase (decrease) in net assets from Fund share transactions               (531,677)      (3,280,952)
                                                                                -----------      -----------
Total Increase (Decrease) in Net Assets                                           3,973,009        3,589,793
Net Assets
  At beginning of period                                                         36,323,351       32,733,558
                                                                                -----------      -----------
  At end of period [including undistributed net
    investment income (loss) of $(34,926) and $5,968, respectively]             $40,296,360      $36,323,351
                                                                                ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                              For the
                                                         Six Months Ended                   Year Ended September 30,
                                                          March 31, 2006   -------------------------------------------------------
                                                            (Unaudited)      2005      2003(a)     2002(a)     2001(a)     2004(a)
                                                            -----------    --------   --------    --------    --------    --------

Net Asset Value, Beginning of Period                         $ 46.30       $  37.95   $  32.41    $  24.78    $  29.28    $  60.87
                                                             --------      --------   --------    --------    --------    --------
From Investment Operations:
  Net investment income* (b)                                    (0.05)        (0.20)     (0.33)      (0.11)      (0.16)      (0.19)
  Net realized and unrealized gains (loss) on investments        5.81          8.55       5.87(c)     7.74(c)    (4.34)(c)  (25.66)
                                                             --------      --------   --------    --------    --------    --------
Total from operations                                            5.76          8.35       5.54        7.63       (4.50)     (25.85)
                                                             --------      --------   --------    --------    --------    --------
Less Distributions to Shareholders:
  From net realized gains on investments                           --            --         --          --          --       (5.74)
                                                             --------      --------   --------    --------    --------    --------
Net Asset Value, End of Period                               $  52.06      $  46.30   $  37.95    $  32.41    $  24.78    $  29.28
                                                             ========      ========   ========    ========    ========    ========
Total Return (d)                                                12.44%        22.00%     17.09%      30.79%     (15.37%)    (45.36%)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*(e)                     1.10%(f)      1.17%      1.18%       1.00%       1.00%       1.00%
  Net Investment Income (to average daily net assets)*          (0.22%)(f)    (0.48%)    (0.87%)     (0.42%)     (0.52%)     (0.48%)
  Net Assets, End of Period (000's omitted)                  $ 40,296      $ 36,323   $ 18,274    $ 21,168    $ 18,780    $ 31,365

--------

* The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                          $  (0.11)     $  (0.31)  $  (0.40)   $  (0.30)   $  (0.25)   $  (0.28)
Ratios (to average daily net assets):
  Expenses (e)                                                   1.34%(f)      1.41%      1.37%       1.66%       1.29%       1.20%
  Net investment income                                         (0.46%)(f)    (0.72%)    (1.06%)     (1.08%)     (0.81%)     (0.68%)

(a)  Prior to August 31, 2005, the Fund offered two classes of shares:
     Institutional Class and Service Class. The financial highlights for periods prior to the year ended September 30, 2005, represent those of the Institutional Class.
(b)  Calculated based on average shares outstanding.
(c) Amounts include litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, Less than $0.01 for the year ended September 30, 2003, and $0.01 for the year ended September 30, 2002.
(d) Total return would have been lower in the absence of expense waivers and reimbursements.
(e)  Includes the Fund's share of the Portfolio's allocated expenses.
(f)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2006 the Fund owned 100% of the Portfolio assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryforwards and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the Institutional Class total annual operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.10% of the Institutional Class' average daily net. Pursuant to this agreement, for the six months ended March 31, 2006, TBCAM reimbursed the Institutional Class $45,366 for a portion of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

                  Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,152 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,084. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $3,659 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $3,891,224 and $4,422,979, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                          For the                For the
                                                      Six Months Ended         Year Ended
                                                       March 31, 2006      September 30, 2005
                                                      ----------------     ------------------
Institutional Class:
  Shares sold                                              81,918                415,461
  Shares redeemed                                         (92,457)              (112,485)
                                                          -------               --------
  Net increase (decrease)                                 (10,539)               302,976
                                                          =======               ========

                                                                                For the
                                                                               Year Ended
                                                                           September 30, 2005
                                                                           ------------------
Service Class:*
  Shares sold                                                                     67,826
  Shares redeemed                                                               (452,872)
                                                                                --------
  Net increase (decrease)                                                        385,046
                                                                                ========

* During the year ended September 30, 2005, the Fund had offered two classes of shares: Institutional Class and Service Class. On August 31, 2005, the Service Class was liquidated and closed.

     At March 31, 2006, one shareholder of record held approximately 45% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $70 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--106.5%
EQUITIES--96.9%
Basic Materials--3.5%
Cleveland-Cliffs, Inc.                                                                   4,261        $  371,218
Kinross Gold Corp. (a)                                                                  28,930           316,205
Pan American Silver Corp. (a) (b)                                                        7,970           202,438
Silver Standard Resources, Inc. (a)                                                      9,800           201,488
Stillwater Mining Co. (a)                                                               18,200           299,572
                                                                                                      ----------
                                                                                                       1,390,921
                                                                                                      ----------
Communications--0.5%
Arris Group, Inc. (a)                                                                   14,920           205,299
                                                                                                      ----------
Consumer Discretionary--11.3%
California Pizza Kitchen, Inc. (a)                                                      11,360           368,632
Central Garden & Pet Co. (a)                                                             6,090           323,623
Jos A Bank Clothiers, Inc. (a)                                                           4,410           211,460
Lions Gate Entertainment Corp. (a) (b)                                                  43,400           440,510
Penn National Gaming, Inc. (a)                                                           9,690           408,724
Playboy Enterprises, Inc., Class B (a)                                                  25,400           360,680
Red Robin Gourmet Burgers, Inc. (a)                                                      9,291           438,535
Ruth's Chris Steak House, Inc. (a)                                                       9,250           220,243
School Specialty, Inc. (a)                                                               5,800           200,100
Steiner Leisure Ltd.--ADR (a)                                                            8,600           348,300
The Sportsman's Guide, Inc. (a)                                                         12,160           322,118
Too, Inc. (a)                                                                           11,640           399,834
Tractor Supply Co. (a)                                                                   2,970           197,030
Wabtec Corp.                                                                             9,400           306,440
                                                                                                      ----------
                                                                                                       4,546,229
                                                                                                      ----------
Consumer Staple--5.8%
Church & Dwight Co., Inc.                                                                5,330           196,784
Diamond Foods, Inc.                                                                     10,800           185,436
Hain Celestial Group, Inc. (a)                                                          11,520           301,709
Herbalife Ltd. (a)                                                                       5,470           184,722
Inter Parfums, Inc.                                                                     16,300           324,859
Peet's Coffee & Tea, Inc. (a)                                                           10,010           300,300
Performance Food Group Co. (a) (b)                                                      12,540           391,123
Playtex Products, Inc. (a)                                                              18,720           195,998
USANA Health Sciences, Inc. (a)                                                          6,500           271,180
                                                                                                      ----------
                                                                                                       2,352,111
                                                                                                      ----------
Energy--9.8%
Alon USA Energy, Inc.                                                                    9,570           235,613
Arena Resources, Inc. (a)                                                                6,700           233,830
Consol Energy, Inc. (b)                                                                  3,570           264,751

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
Energy (continued)
Dril-Quip, Inc. (a)                                                                      4,870        $  345,040
Foundation Coal Holdings, Inc.                                                           9,370           385,482
Global Industries, Ltd. (a)                                                             15,100           218,799
Gulf Island Fabrication, Inc.                                                            7,400           175,158
Hydril Co. (a)                                                                           5,752           448,368
Oceaneering International, Inc. (a)                                                      3,680           210,864
Oil States International, Inc. (a)                                                      14,870           547,960
Penn Virginia Corp.                                                                      3,020           214,420
Superior Well Services, Inc. (a)                                                        11,450           332,852
W-H Energy Services, Inc. (a)                                                            7,410           329,671
                                                                                                      ----------
                                                                                                       3,942,808
                                                                                                      ----------
Financial--9.7%
Affiliated Managers Group (a) (b)                                                        3,350           357,144
American Equity Investment Life Holding Co. (b)                                          9,800           140,532
Arch Capital Group Ltd. ADR (a)                                                          3,500           202,090
CapitalSource, Inc.                                                                     19,650           488,892
Center Financial Corp.                                                                   5,342           129,437
City National Corp., Class A                                                             4,240           325,590
Corrections Corp. of America (a)                                                         4,600           207,920
Crescent Real Estate Equities Co. REIT (b)                                              19,300           406,651
Cullen/Frost Bankers, Inc.                                                               2,200           118,250
First Community Bancorp, Inc., Class A                                                   4,100           236,406
First Midwest Bancorp, Inc.                                                              8,310           303,897
Mercantile Bank Corp.                                                                    2,867           112,090
The Colonial BancGroup, Inc.                                                            11,300           282,500
UCBH Holdings, Inc.                                                                     14,900           281,908
Waddell & Reed Financial, Inc.                                                          13,200           304,920
                                                                                                      ----------
                                                                                                       3,898,227
                                                                                                      ----------
Health Care--18.2%
American Medical Systems Holdings, Inc. (a)                                              8,930           200,925
Applera Corp.-Celera Genomics Group (a)                                                 12,700           148,463
Array BioPharma, Inc. (a)                                                               12,760           116,626
Community Health Systems, Inc. (a)                                                       7,400           267,510
Covance, Inc. (a)                                                                        8,570           503,488
Coventry Health Care, Inc. (a)                                                           3,325           179,484
Cytyc Corp. (a)                                                                         11,400           321,252
Emdeon Corp. (a)                                                                        26,090           281,772
Fisher Scientific International                                                          6,200           421,910
Integra LifeSciences Holdings (a)                                                        5,400           221,292
InterMune, Inc. (a)                                                                     13,900           257,706
IRIS International, Inc. (a)                                                             5,900            92,217
Matria Healthcare, Inc. (a)                                                              5,310           201,568
Medarex, Inc. (a)                                                                       14,610           193,144

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
Health Care (continued)
Nektar Therapeutics (a)                                                                 13,500        $  275,130
Neurocrine Biosciences, Inc. (a)                                                         2,700           174,258
Panacos Pharmaceuticals, Inc. (a)                                                       13,800           104,328
PDL BioPharma, Inc. (a) (b)                                                              9,590           314,552
Pediatrix Medical Group, Inc. (a)                                                        2,000           205,280
PerkinElmer, Inc.                                                                       20,380           478,319
Respironics, Inc. (a)                                                                   18,210           708,551
Rigel Pharmaceuticals, Inc. (a)                                                         11,400           130,986
Sybron Dental Specialties, Inc. (a)                                                      5,900           243,316
Triad Hospitals (a)                                                                      4,550           190,645
VCA Antech, Inc. (a)                                                                     6,500           185,120
Vertex Pharmaceuticals, Inc. (a) (b)                                                     5,210           190,634
Viasys Healthcare, Inc. (a)                                                              9,880           297,190
Wellcare Group, Inc. (a)                                                                 4,600           209,024
ZymoGenetics, Inc. (a)                                                                  10,600           229,172
                                                                                                      ----------
                                                                                                       7,343,862
                                                                                                      ----------
Industrial--14.3%
Alaska Air Group, Inc. (a)                                                               7,910           280,410
Bucyrus International, Inc., Class A                                                     4,770           229,866
Copart, Inc. (a)                                                                        11,180           306,891
FTI Consulting, Inc. (a)                                                                10,710           305,556
Global Cash Access, Inc. (a)                                                            16,890           295,913
Huron Consulting Group, Inc. (a)                                                        12,610           381,957
Interline Brands, Inc. (a)                                                              13,600           343,128
Jack Henry & Associates, Inc.                                                            9,900           226,413
Kennametal, Inc.                                                                         4,860           297,140
Mobile Mini (a)                                                                          7,200           222,624
MSC Industrial Direct Co., Inc.                                                          3,790           204,736
Old Dominion Freight Line (a)                                                           10,660           287,287
Pacer International, Inc.                                                               12,050           393,794
Quanta Services, Inc. (a)                                                               25,570           409,631
Stericycle, Inc. (a)                                                                     3,100           209,622
Universal Truckload Services, Inc. (a)                                                  10,130           253,757
Washington Group International, Inc. (a)                                                 8,360           479,780
Watson Wyatt Worldwide, Inc.                                                            13,790           449,278
West Corp. (a)                                                                           4,540           202,756
                                                                                                      ----------
                                                                                                       5,780,539
                                                                                                      ----------
Information Technology--22.3%
24/7 Real Media, Inc. (a)                                                               32,910           344,239
Akamai Technologies, Inc. (a)                                                            8,650           284,499
AMIS Holdings, Inc. (a)                                                                 22,510           203,941
Ariba, Inc. (a)                                                                         20,844           203,854

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
Information Technology (continued)
Avid Technology, Inc. (a)                                                                4,130        $  179,490
BEA Systems, Inc. (a)                                                                   33,000           433,290
CACI International, Inc. (a)                                                             4,580           301,135
Cymer, Inc. (a)                                                                          9,190           417,594
Exar Corp. (a)                                                                          31,070           443,680
Filenet Corp. (a)                                                                       14,100           380,982
Informatica Corp. (a)                                                                   12,140           188,777
Internet Security Systems (a)                                                            8,240           197,595
JDA Software Group, Inc. (a)                                                            11,820           170,681
LoJack Corp. (a)                                                                         7,550           181,049
ManTech International Corp., Class A (a)                                                10,490           348,478
Marchex, Inc. (a) (b)                                                                   14,110           303,365
Mcafee, Inc. (a)                                                                         9,040           219,943
Micrel, Inc. (a)                                                                        21,540           319,223
Mindspeed Technologies, Inc. (a) (b)                                                    59,300           236,014
Novellus Systems, Inc. (a)                                                               7,040           168,960
O2Micro International Ltd.--ADR (a)                                                     14,900           158,387
Online Resources Corp. (a)                                                              30,120           391,560
Palm, Inc. (a) (b)                                                                      27,280           631,805
Polycom, Inc. (a)                                                                        9,400           203,792
Progress Software Corp. (a)                                                              4,610           134,105
Radyne Corp. (a)                                                                         8,900           142,133
Rudolph Technologies, Inc. (a)                                                          17,610           300,250
Sify Ltd. ADR (a) (b)                                                                    9,560           126,574
Tektronix, Inc.                                                                         13,300           474,943
The Knot, Inc. (a)                                                                      11,513           208,385
Unica Corp. (a)                                                                          8,200            95,038
Verisign, Inc. (a) (b)                                                                  11,700           280,683
Wright Express Corp. (a)                                                                11,400           319,770
                                                                                                      ----------
                                                                                                       8,994,214
                                                                                                      ----------
Services--0.5%
Bright Horizons Family Solutions, Inc. (a)                                               4,190           162,279
SWS Group                                                                                1,400            36,610
                                                                                                      ----------
                                                                                                         198,889
                                                                                                      ----------
Utilities--1.0%
ITC Holdings Corp                                                                       14,810           388,757
                                                                                                      ----------
TOTAL EQUITIES (COST $32,585,844)                                                                     39,041,856
                                                                                                      ----------

SHORT-TERM INVESTMENTS--0.1%                                Rate        Maturity     Par Value
                                                           -----       ---------     ---------
U.S. Government--0.1%
U.S. Treasury Bill (c ) (d) (Cost $59,440)                 4.510%      6/15/2006      $ 60,000            59,456
                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Value
Security                                                                        Rate       Shares     (Note 1A)
----------------------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL--9.5%
BlackRock Cash Strategies L.L.C (e)(Cost 3,840,424)                             4.701%   $3,840,424  $ 3,840,424
                                                                                                     -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $36,485,708)                                                     42,941,736
                                                                                                     -----------
AFFILIATED INVESTMENTS--1.8%
Dreyfus Institutional Preferred Plus Money Market Fund (e)(f)(Cost $708,154)    4.770%      708,154      708,154
                                                                                                     -----------
TOTAL INVESTMENTS--108.3% (Cost $37,193,862)
LIABILITIES IN EXCESS OF OTHER ASSETS--(8.3%)                                                         43,649,890
NET ASSETS-100%                                                                                       (3,345,079)
                                                                                                     -----------
                                                                                                     $40,304,811
                                                                                                     ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
(a)  Non-income producing security
(b)  Security, or a portion of thereof, was on loan at 3/31/2006.
(c)  Denotes all or part of security segregated as collateral.
(d)  Rate noted is yield to maturity.
(e)  Stated yield is the seven day yield for the fund as of 3/31/2006.
(f)  Affiliated institutional money market fund.

At March 31,2006, the Fund held the following futures contracts:

                                                                Underlying Face   Unrealized
Contract                          Position   Expiration Date    Amount at Value      Gain
--------------------------------------------------------------------------------------------
Russell 2000 Index (1 Contract)     Long        6/15/2006          $365,250        $20,646

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $3,671,266 (Note 6))
    Unaffiliated issuers, at value (cost $36,485,708)                                                            $42,941,736
    Affiliated issuers, at value (Note 1F) (cost $708,154)                                                           708,154
  Receivable for investments sold                                                                                  1,255,292
  Interest and dividends receivable                                                                                   16,958
  Receivable for variation margin on open futures contracts (Note 5)                                                   1,800
  Prepaid expenses                                                                                                     8,466
                                                                                                                 -----------
    Total assets                                                                                                  44,932,406
Liabilities
  Payable for investments purchased                                                         $  754,534
  Collateral for securities on loan (Note 6)                                                 3,840,424
  Accrued accounting, administration and custody fees (Note 2)                                  21,253
  Accrued trustees' fees and expenses (Note 2)                                                   1,456
  Accrued professional fees                                                                      9,808
  Other accrued expenses and liabilities                                                           120
                                                                                           -----------
    Total liabilities                                                                                              4,627,595
                                                                                                                 -----------
Net Assets (applicable to investors' beneficial interest)                                                        $40,304,811
                                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                                $    97,712
  Dividend income from affiliated investments (Note 1F)                                                               44,424
  Interest income                                                                                                        669
  Securitiy lending income (Note 6)                                                                                   20,863
                                                                                                                 -----------
    Total investment Income                                                                                          163,668
Expenses
  Investment advisory fee (Note 2)                                                          $  148,787
  Accounting, administration and custody fees (Note 2)                                          45,644
  Professional fees                                                                              9,445
  Trustees' fees and expenses (Note 2)                                                           2,964
  Insurance expense                                                                              1,994
  Miscellaneous                                                                                    678
                                                                                           -----------
    Total expenses                                                                             209,512
Deduct:
  Waiver of invesment advisory fee (Note 2)                                                     (5,668)
                                                                                           -----------
    Net Expenses                                                                                                     203,844
                                                                                                                 -----------
      Net investment income                                                                                          (40,176)
                                                                                                                 -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                              4,536,588
    Financial futures transactions                                                              93,340
                                                                                           -----------
      Net realized gain (loss)                                                                                     4,629,928
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                (98,112)
    Financial futures contracts                                                                 13,764
                                                                                           -----------
      Change in net unrealized appreciation (depreciation)                                                           (84,348)
                                                                                                                 -----------
        Net realized and unrealized gain (loss)                                                                    4,545,580
                                                                                                                 -----------
Net Increase in Net Assets from Operations                                                                       $ 4,505,404
                                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            For the
                                                                                        Six Months Ended          For the
                                                                                         March 31, 2006          Year Ended
                                                                                           (Unaudited)        September 30,2005
                                                                                        ----------------      -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                             $   (40,176)          $  (146,281)
  Net realized gain (loss)                                                                   4,629,928             4,319,415
  Change in net unrealized appreciation (depreciation)                                         (84,348)            2,750,040
                                                                                           -----------           -----------
  Net increase (decrease) in net assets from operations                                      4,505,404             6,923,174
                                                                                           -----------           -----------
Capital Transactions
  Contributions                                                                              3,891,224            21,655,858
  Withdrawals                                                                               (4,422,979)          (25,017,269)
                                                                                           -----------           -----------
  Net increase (decrease) in net assets from capital transactions                             (531,755)           (3,361,411)
                                                                                           -----------           -----------
Total Increase (Decrease) in Net Assets                                                      3,973,649             3,561,763
Net Assets
  At beginning of period                                                                    36,331,162            32,769,399
                                                                                           -----------           -----------
  At end of period                                                                         $40,304,811           $36,331,162
                                                                                           ===========           ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                      Six Months Ended                   Year Ended September 30,
                                                       March 31, 2006   -------------------------------------------------------
                                                         (Unaudited)      2005      2004        2003       2002        2001
                                                         -----------    --------   --------    --------    --------    --------

Total Return                                               12.44%(a)      22.05%    17.12%(a)   30.79%(a)  (15.37)%(a)  (45.36)%(a)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                    1.10%(b)      1.12%     1.15%       1.00%       1.00%        1.00%
  Net Investment Income (to average daily net assets)*      (0.22)%(b)    (0.42)%   (0.83)%     (0.42%)     (0.51)%      (0.49)%
  Portfolio Turnover                                           83%(c)       135%      153%        261%        239%         191%
  Net Assets, End of Period (000's omitted)               $40,305       $36,331   $32,769     $29,910     $24,500      $37,590

--------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                   1.13%(b)       N/A      1.18%       1.28%       1.18%        1.08%
  Net investment income                                     (0.25)%(b)      N/A     (0.86)%     (0.70)%     (0.69)%      (0.57)%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absense of expense waiver.
(b)  Calculated on an annualized basis.
(c)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

     At March 31, 2006, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investor to satisfy them.

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Affiliated issuers

     Affiliated issuers represent issuers in which the Portfolio held investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. TBCAM voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 1.10% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended March 31, 2006, TBCAM voluntarily waived a portion of its investment advisory fee in the amount of $5,668. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $45,644 for the six months ended March 31, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $8,785, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Porfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                      Purchases             Sales
                                                     -----------         -----------
Investments (non-U.S. Government Securities)         $30,334,645         $29,629,297
                                                     ===========         ===========

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                       $37,193,862
                                                     ===========
Unrealized appreciation                              $ 6,623,802
Unrealized depreciation                                 (167,774)
                                                     -----------
Net unrealized appreciation (depreciation)           $ 6,456,028
                                                     ===========

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $65,904 of which $45,041 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio had securities valued at $3,671,266 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $267.

     For the six months ended March 31, 2006, the Portfolio did not borrow under the credit facility.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compared favorably to its peer group, as the Fund outperformed its peer group average return for the one-year period (22.66% vs. 22.13%), three-year period (20.61% vs. 17.22%) and five-year period (-2.54 vs. -2.63%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds (1st being the best) and slightly below the median of that peer group, which was 0.817%. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 0.611%, which was below the peer group median actual advisory fee of 0.777%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.180% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.345% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in both 2003 and 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                         Number of                     Trustee
                                                                     Principal         Portfolios in     Other      Remuneration
Name                                          Term of Office       Occupation(s)       Fund Complex  Directorships  (period ended
Address, and                  Position(s)     and Length of         During Past        Overseen by      Held by      March 31,
Date of Birth               Held with Trust    Time Served           5 Years             Trustee        Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming               Trustee       Trustee since  Chairman Emeritus,             34           None       Fund: $403
c/o Decision Resources, Inc.                  11/3/1986      Decision Resources, Inc.                               Portfolio: $250
260 Charles Street                                           ("DRI") (biotechnology
Waltham, MA 02453                                            research and consulting
9/30/40                                                      firm); formerly Chairman
                                                             of the Board and Chief
                                                             Executive Officer, DRI

Caleb Loring III                Trustee       Trustee since  Trustee, Essex Street          34           None       Fund: $441
c/o Essex Street Associates                   11/3/1986      Associates (family                                     Portfolio: $250
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman            Trustee       Trustee since  William Joseph Maier,          34           None       Fund: $403
c/o Harvard University                        9/13/1989      Professor of Political                                 Portfolio: $250
Littauer Center 127                                          Economy, Harvard
Cambridge, MA 02138                                          University
8/5/44

John H. Hewitt                  Trustee       Trustee since  Trustee, Mertens               34           None       Fund: $403
P.O. Box 2333                                 11/3/1986      House, Inc. (hospice)                                  Portfolio: $250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard      Trustee, President   Since 2003     President and Chief            34           None            $0
The Boston Company          and Chief                        Operating Officer of
Asset Management, LLC     Executive Officer                  The Boston Company
One Boston Place                                             Asset Management, LLC;
Boston, MA 02108                                             formerly Senior Vice
                                                             President and Chief
7/24/65                                                      Operating Officer,
                                                             Mellon Asset Management
                                                             ("MAM") and Vice
                                                             President and Chief
                                                             Financial Officer, MAM

* The Fund commenced operations on December 21, 2005.

Principal Officers who are Not Trustees

Name                                                 Term of Office
Address, and                       Position(s)       and Length of     Principal Occupation(s)
Date of Birth                    Held with Trust     Time Served       During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                Vice President      Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management          and Secretary                         Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                       Vice President, MAM and Mellon Global
Boston, MA 02108                                                       Investments
2/20/61

Steven M. Anderson               Vice President      Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management          and Treasurer       since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                     Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                     since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland               Assistant Vice      Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management          President                             Operations, Mellon Asset Management; formerly
One Boston Place                                                       Vice President and Manager, Mutual Fund
Boston, MA 02108                                                       Operations, Standish Mellon Asset Management,
8/19/51                                                                LLC

Cara E. Hultgren                 Assistant Vice      Since 2001        Assistant Vice President and Manager of
Mellon Asset Management          President                             Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                       formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                       and Shareholder Representative, Standish
1/19/71                                                                Mellon Asset Management Company LLC

Mary T. Lomasney                 Chief               Since 2005        First Vice President, Mellon Asset Management
Mellon Asset Management          Compliance                            and Chief Compliance Officer, Mellon Funds
One Boston Place                  Officer                              Distributor and Mellon Optima L/S Strategy
Boston, MA 02108                                                       Fund, LLC; formerly Director, Blackrock,
4/8/57                                                                 Inc., Senior Vice  President, State Street
                                                                       Research & Management Company ("SSRM"), and
                                                                       Vice President, SSRM

                                  [LOGO]Mellon
                                        --------------------------
                                        Mellon Institutional Funds

                                        One Boston Place
                                        Boston, MA 02108-4408
                                        800.221.4795
                                        www.melloninstitutionalfunds.com

                                                                      6941SA0306

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Semiannual Report                       The Boston Company
                                        Small Cap Value Fund
--------------------------------------------------------------------------------

March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                       Expenses Paid
                                                        Beginning              Ending                 During Period+
                                                      Account Value         Account Value            October 1, 2005
                                                     October 1, 2005        March 31, 2006          to March 31, 2006
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00             $1,125.10                   $5.14
Hypothetical (5% return
  per year before expenses)                             $1,000.00             $1,020.09                   $4.89

------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  Percentage of
Top Ten Holdings*                                       Sector                     Investments
-----------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                                  Consumer Staple               1.4%
Granite Construction, Inc.                              Industrial                    1.3
Esterline Technologies Corp.                            Industrial                    1.2
Option Care, Inc.                                       Health Care                   1.2
The Brink's Co.                                         Industrial                    1.2
United Rentals, Inc.                                    Industrial                    1.1
Tetra Technologies                                      Energy                        1.1
Reliance Steel & Aluminum                               Industrial                    1.1
Laidlaw International, Inc.                             Industrial                    1.1
Shaw Group, Inc.                                        Industrial                    1.0
                                                                                     11.7%

*    Excluding short-term securities and cash collateral investments.

                                                        Percentage of
Economic Sector Allocation                               Net Assets
---------------------------------------------------------------------
Basic Materials                                             4.6%
Consumer Discretionary                                     12.3
Consumer Staple                                             4.5
Energy                                                      6.0
Financial                                                  17.7
Health Care                                                 7.8
Industrial                                                 20.7
Information Technology                                     17.5
Utilities                                                   2.6
Short-term and other assets                                 6.3
                                                          -----
                                                          100.0%

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings maybe different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Small Cap Value Portfolio ("Portfolio"), at value (Note 1A)                       $322,077,448
  Receivable for Fund shares sold                                                                                       2,729,838
  Prepaid expenses                                                                                                         14,877
                                                                                                                     ------------
    Total assets                                                                                                      324,822,163
Liabilities
  Payable for Fund shares redeemed                                                               $ 463,277
  Accrued professional fees                                                                         19,430
  Accrued transfer agent fees (Note 2)                                                               4,203
  Accrued trustees' fees (Note 2)                                                                      497
  Accrued chief compliance officer fee (Note 2)                                                        330
  Other accrued expenses and liabilities                                                            36,389
                                                                                                 ---------
    Total liabilities                                                                                                     524,126
                                                                                                                     ------------
Net Assets                                                                                                           $324,298,037
                                                                                                                     ------------
Net Assets consist of:
  Paid-in capital                                                                                                    $274,330,677
  Accumulated net realized gain                                                                                         8,390,722
  Undistributed net investment income                                                                                     403,483
  Net unrealized appreciation                                                                                          41,173,155
                                                                                                                     ------------
Total Net Assets                                                                                                     $324,298,037
                                                                                                                     ============
Shares of beneficial interest outstanding                                                                              13,659,735
                                                                                                                     ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                    $      23.74
                                                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $739)                                $  1,512,012
  Interest and securities lending income allocated from Portfolio                                                          24,453
  Expenses allocated from Portfolio                                                                                    (1,015,972)
                                                                                                                     ------------
    Net investment income allocated from Portfolio                                                                        520,493
Expenses
  Transfer agent fees (Note 2)                                                                   $  10,562
  Registration fees                                                                                 15,591
  Professional fees                                                                                 16,895
  Administrative service fees (Note 2)                                                              61,167
  Insurance expense                                                                                    486
  Trustees' fees (Note 2)                                                                              997
  Miscellaneous expenses                                                                            12,688
                                                                                                 ---------
    Total expenses                                                                                                        118,386
                                                                                                                     ------------
      Net investment income                                                                                               402,107
                                                                                                                     ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments and financial futures transactions                                                                      8,548,539
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments and financial futures contracts                                                                        22,007,553
                                                                                                                     ------------
  Net realized and unrealized gain (loss)                                                                              30,556,092
                                                                                                                     ------------
Net Increase in Net Assets from Operations                                                                           $ 30,958,199
                                                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      For the
                                                                                  Six Months Ended           For the
                                                                                   March 31, 2006           Year Ended
                                                                                     (Unaudited)        September 30, 2005

Increase (Decrease) in Net Assets:
From Operations
 Net investment income (loss)                                                       $    402,107           $     78,684
 Net realized gain (loss)                                                              8,548,539             12,483,311
 Change in net unrealized appreciation (depreciation)                                 22,007,553              8,515,565
                                                                                    ------------           ------------
 Net increase (decrease) in net assets from investment operations                     30,958,199             21,077,560
                                                                                    ------------           ------------
Distributions to Shareholders (Note 1C)
 From net investment income                                                              (77,498)                    --
 From net realized gains on investments                                              (13,455,548)            (9,863,596)
                                                                                    ------------           ------------
 Total distributions to shareholders                                                 (13,533,046)            (9,863,596)
                                                                                    ------------           ------------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares                                                    128,577,054            124,024,069
 Value of shares issued in reinvestment of distributions                               9,876,597              8,437,601
 Cost of shares redeemed                                                             (21,227,949)           (15,210,189)
                                                                                    ------------           ------------
 Net increase (decrease) in net assets from Fund share transactions                  117,225,702            117,251,481
                                                                                    ------------           ------------
Total Increase (Decrease) in Net Assets                                              134,650,855            128,465,445
 Net Assets
 At beginning of period                                                              189,647,182             61,181,737
                                                                                    ------------           ------------
At end of period (including undistributed net
investment income of $403,483 and $78,874, respectively)                            $324,298,037           $189,647,182
                                                                                    ============           ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                 For the
                                                             Six Months Ended              Year Ended September 30,
                                                              March 31, 2006  ----------------------------------------------------
                                                                (Unaudited)     2005      2004    2003        2002       2001
                                                                ----------    --------  -------  -------    -------    -------
Net Asset Value, Beginning of Period                             $  22.55     $  21.91  $ 18.49  $ 14.30    $ 13.86    $ 14.01
                                                                 --------     --------  -------  -------    -------    -------
From Investment Operations:
  Net investment income* (a)                                         0.04         0.02    (0.05)   (0.01)      0.05       0.10
  Net realized and unrealized gains (loss) on investments            2.64         4.29     5.27     4.24       0.75       0.31
                                                                 --------     --------  -------  -------    -------    -------
Total from operations                                                2.68         4.31     5.22     4.23       0.80       0.41
                                                                 --------     --------  -------  -------    -------    -------
Less Distributions to Shareholders:
  From net investment income                                        (0.01)          --       --    (0.02)     (0.04)     (0.06)
  From net realized gains on investments                            (1.48)       (3.67)   (1.80)   (0.02)     (0.32)     (0.50)
                                                                 --------     --------  -------  -------    -------    -------
Total distributions to shareholders                                 (1.49)       (3.67)   (1.80)   (0.04)     (0.36)     (0.56)
                                                                 --------     --------  -------  -------    -------    -------
Net Asset Value, End of Period                                   $  23.74     $  22.55  $ 21.91  $ 18.49    $ 14.30    $ 13.86
                                                                 ========     ========  =======  =======    =======    =======
Total Return                                                        12.51%       21.34%   29.92%   29.64%(b)   5.43%(b)   3.12%(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)                        0.97%(e)     1.05%    1.18%    1.15%      1.00%      1.00%
  Net Investment Income (Loss) (to average daily net assets)*        0.34%(e)     0.08%   (0.24%)  (0.05%)     0.32%      0.68%
  Portfolio Turnover (d)                                              N/A          N/A      N/A       51%       164%       149%
  Net Assets, End of Period (000's omitted)                      $324,298     $189,647  $61,182  $45,305    $35,934    $28,532

-----------
* The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                                   N/A          N/A      N/A  $ (0.03)   $  0.01    $  0.05
Ratios (to average daily net assets):
  Expenses (c)                                                        N/A          N/A      N/A     1.28%      1.24%      1.37%
  Net investment income                                               N/A          N/A      N/A    (0.18%)     0.08%      0.31%

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers and reimbursements.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for realized and unrealized gains or losses on REITS and wash sales.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $10,562 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,136. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $17,455 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $136,229,503 and $34,481,840, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                        For the                        For the
                                                                   Six Months Ended                  Year Ended
                                                                    March 31, 2006               September 30, 2005
                                                                   ----------------              ------------------
Shares sold                                                           5,740,608                        5,902,209
Shares issued to shareholders in
  reinvestment of distributions                                         454,097                          411,390
Shares redeemed                                                        (943,748)                        (697,539)
                                                                      ---------                        ---------
Net increase                                                          5,250,957                        5,616,060
                                                                      =========                        =========

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2006, two shareholders of record held approximately 27% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $2,809 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.0%
EQUITIES--93.7%
Basic Materials--4.6%
Compass Minerals International, Inc.                                                           67,300       $ 1,681,827
FMC Corp.                                                                                      45,300         2,807,694
Georgia Gulf Corp.                                                                            101,700         2,643,183
Glatfelter                                                                                    128,900         2,362,737
NN, Inc.                                                                                       19,300           249,163
Neenah Paper, Inc.                                                                             46,300         1,516,325
RTI International Metals, Inc. (a)                                                             66,400         3,642,040
Wausau Paper Corp.                                                                            124,400         1,762,748
                                                                                                             ----------
                                                                                                             16,665,717
                                                                                                             ----------
Consumer Discretionary--12.3%
Big 5 Sporting Goods Corp.                                                                    134,400         2,631,552
Big Lots, Inc. (a)                                                                             88,800         1,239,648
Charming Shoppes, Inc. (a)                                                                    209,500         3,115,265
Kenneth Cole Productions, Class A Shares                                                       46,700         1,293,590
Entercom Communications Corp. (b)                                                              77,700         2,169,384
Hot Topic, Inc. (a)                                                                           167,400         2,427,300
Journal Communications, Inc.                                                                  111,200         1,378,880
Keystone Automotive Industries, Inc. (a)                                                       50,500         2,131,605
Matthews International Corp., Class A                                                          45,900         1,756,134
Modine Manufacturing Co.                                                                       47,200         1,392,400
OfficeMax, Inc.                                                                                97,700         2,947,609
Regis Corp.                                                                                    80,100         2,761,848
Ruby Tuesday (b)                                                                               94,800         3,041,184
School Specialty, Inc. (a)                                                                     48,700         1,680,150
Tenneco, Inc. (a)                                                                              59,900         1,299,231
Toro Co.                                                                                       48,000         2,292,000
Tuesday Morning Corp.                                                                          81,300         1,877,217
Tupperware Brands Corp.                                                                       125,400         2,581,986
Wabtec Corp.                                                                                   73,400         2,392,840
Winnebago Industries, Inc. (b)                                                                 74,300         2,254,262
Zale Corp. (a)                                                                                 53,800         1,508,014
                                                                                                             ----------
                                                                                                             44,172,099
                                                                                                             ----------
Consumer Staple--4.5%
BJ'S Wholesale Club, Inc. (a) (b)                                                              74,400         2,344,344
J & J Snack Food Corp.                                                                         36,900         1,239,471
Lance, Inc. (b)                                                                                65,700         1,478,250
Longs Drug Stores Corp.                                                                        62,000         2,869,360
Ralcorp Holdings, Inc.                                                                        137,400         5,228,070
Schweitzer-Mauduit International, Inc.                                                         54,300         1,303,200
The Boston Beer Co., Inc. (a)                                                                  60,800         1,581,408
                                                                                                             ----------
                                                                                                             16,044,103
                                                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Energy--6.0%
Dril-Quip, Inc. (a)                                                                            28,500       $ 2,019,225
Foundation Coal Holdings, Inc.                                                                 61,500         2,530,110
Global Industries, Ltd. (a)                                                                   189,900         2,751,651
Oil States International, Inc. (a)                                                             84,500         3,113,825
Tetra Technologies (a)                                                                         91,200         4,290,048
Universal Compression Holdings, Inc. (a) (b)                                                   70,700         3,582,369
Veritas DGC, Inc. (a)                                                                          75,000         3,404,250
                                                                                                             ----------
                                                                                                             21,691,478
                                                                                                             ----------
Financial--17.7%
Alabama National Bancorp/Del                                                                   22,600         1,545,840
American Equity Investment Life Holding Co. (b)                                                57,500           824,550
American Financial Realty Trust REIT                                                          124,600         1,451,590
Annaly Mortgage Management, Inc. REIT                                                         137,000         1,663,180
Aspen Insurance Holdings Ltd                                                                  126,100         3,109,626
Assured Guaranty Ltd                                                                          116,800         2,920,000
BankAtlantic Bancorp, Inc.                                                                    200,200         2,880,878
Capital Trust, Inc., Class A REIT                                                              69,600         2,165,952
Corrections Corp. of America (a)                                                               35,000         1,582,000
Education Realty Trust, Inc. REIT (b)                                                         113,600         1,738,080
Financial Federal Corp.                                                                       118,450         3,470,585
First Potomac Realty Trust REIT                                                                69,600         1,966,200
First Republic Bank                                                                            60,500         2,288,110
Flushing Financial Corp.                                                                       56,200           981,252
Horace Mann Educators Corp.                                                                   100,900         1,896,920
Innkeepers USA Trust REIT                                                                     145,900         2,473,005
Jones Lang Lasalle                                                                             48,900         3,742,806
Knight Capital Group, Inc. (a)                                                                145,900         2,032,387
Lasalle Hotel Properties REIT                                                                  56,400         2,312,400
Lexington Corporate Properties Trust REIT (b)                                                 143,300         2,987,805
Mission West Properties REIT                                                                  124,400         1,461,700
Piper Jaffray Companies, Inc. (a)                                                              62,400         3,432,000
Provident Bankshares Corp.                                                                     46,500         1,694,925
Redwood Trust, Inc. REIT (b)                                                                   39,100         1,693,812
Scottish Annuity & Life Holding (b)                                                            95,300         2,364,393
Sterling Bancshares, Inc.                                                                      93,600         1,689,480
Sterling Financial Corp.                                                                       55,900         1,621,100
Strategic Hotels and Resorts, Inc. REIT                                                        91,200         2,123,136
Triad Guaranty, Inc. (a)                                                                       73,700         3,456,530
                                                                                                             ----------
                                                                                                             63,570,242
                                                                                                             ----------
Health Care--7.8%
Amedisys, Inc. (a) (b)                                                                         74,100         2,574,975
Andrx Corp. (a)                                                                               102,300         2,428,602
Chattem, Inc. (a)                                                                              47,800         1,799,670

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Health Care (continued)
Encore Medical Corp. (a)                                                                      215,300       $ 1,102,336
Kindred Healthcare, Inc. (a)(b)                                                                80,800         2,032,120
Magellan Health Services, Inc. (a)                                                             58,700         2,375,589
Medical Action Industries, Inc. (a)                                                            34,300           822,857
Omnicell, Inc. (a)(b)                                                                         164,500         1,873,655
Option Care, Inc.                                                                             323,500         4,574,290
Orchid Cellmark, Inc. (a)                                                                     178,900         1,026,886
Pediatrix Medical Group, Inc. (a)                                                              30,300         3,109,992
RehabCare Group, Inc. (a)                                                                      69,900         1,317,615
Res-Care, Inc. (a)(b)                                                                         160,000         2,940,800
                                                                                                             ----------
                                                                                                             27,979,387
                                                                                                             ----------
Industrial--20.7%
Adesa, Inc.                                                                                    83,300         2,227,442
AGCO Corp. (a)(b)                                                                             180,700         3,747,718
Bowne & Co., Inc.                                                                             167,800         2,797,226
Casella Waste Systems, Inc. (a)                                                                74,100         1,052,961
Central Parking Corp. (b)                                                                     145,600         2,329,600
CIRCOR International, Inc. (b)                                                                 73,200         2,137,440
Clean Harbors, Inc. (a)(b)                                                                     78,500         2,329,095
Comfort Systems USA, Inc.                                                                     123,500         1,667,250
Consolidated Graphics, Inc. (a)                                                                36,300         1,891,956
Courier Corp.                                                                                  42,130         1,868,044
Electro Rent Corporation                                                                       67,400         1,145,800
Esterline Technologies Corp. (a)                                                              109,200         4,668,300
Granite Construction, Inc.                                                                     99,100         4,824,188
GSI Group, Inc. (a)                                                                           199,400         2,203,370
Herley Industries, Inc. (a)                                                                   123,400         2,576,592
II-VI, Inc. (a)                                                                               138,200         2,500,038
Labor Ready (a)                                                                               106,700         2,555,465
Laidlaw International, Inc.                                                                   156,100         4,245,920
LECG Corp. (a)                                                                                139,600         2,690,092
McGrath Rentcorp.                                                                              94,800         2,849,688
Pike Electric Corp. (a)                                                                        67,500         1,418,175
Reliance Steel & Aluminum                                                                      45,500         4,273,360
Shaw Group, Inc. (a)                                                                          124,600         3,787,840
SI International, Inc. (a)                                                                     44,700         1,571,205
The Brink's Co.                                                                                87,800         4,456,728
United Rentals, Inc. (a)(b)                                                                   127,300         4,391,850
Waste Connections, Inc. (a)(b)                                                                 65,100         2,591,631
                                                                                                             ----------
                                                                                                             74,798,974
                                                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Information Technology--17.5%
Actel Corp. (a)                                                                               110,200      $  1,756,588
Avid Technology, Inc. (a)                                                                      40,800         1,773,168
CSG Systems International, Inc. (a)(b)                                                        116,400         2,707,464
Cabot Microelectronics (a)(b)                                                                  55,200         2,047,920
Carrier Access Corp. (a)                                                                      217,800         1,311,156
Cirrus Logic, Inc. (a)                                                                        160,200         1,358,496
Comtech Telecommunications Corp. (a)                                                           81,700         2,383,189
CyberOptics Corp. (a)                                                                          68,900         1,031,433
Digi International, Inc. (a)                                                                   70,100           818,067
EPIQ Systems, Inc. (a)                                                                         79,000         1,501,000
Electronics for Imaging, Inc. (a)                                                              79,600         2,226,412
Emulex Corp. (a)                                                                              166,200         2,840,358
Entrust, Inc. (a)                                                                              36,400           163,800
Epicor Software Corp. (a)                                                                     270,700         3,635,501
FEI Co. (a) (b)                                                                               143,100         2,840,535
Foundry Networks, Inc. (a)                                                                    127,000         2,306,320
Integrated Device Technology, Inc. (a)                                                        174,000         2,585,640
MKS Instruments, Inc. (a)(b)                                                                   71,900         1,684,617
NIC, Inc. (a)                                                                                 298,100         1,827,353
Net Gear, Inc. (a)                                                                            138,000         2,623,380
PC-Tel, Inc. (a)                                                                               50,000           476,000
Perot Systems Corp., Class A (a)                                                              231,300         3,599,028
Phase Forward, Inc. (a)                                                                       234,600         2,613,444
Photon Dynamics, Inc. (a)                                                                      58,700         1,100,625
PLATO Learning, Inc. (a)                                                                      182,300         1,730,027
Progress Software Corp. (a)                                                                    80,900         2,353,381
RSA Security, Inc. (a)                                                                        202,000         3,623,880
SafeNet, Inc. (a)(b)                                                                           59,700         1,580,856
Sybase, Inc. (a)                                                                              103,200         2,179,584
Symmetricom, Inc. (a)                                                                         203,900         1,743,345
WebEx Communications, Inc. (a)                                                                 83,300         2,804,711
                                                                                                           ------------
                                                                                                             63,227,278
                                                                                                           ------------
Utilities--2.6%
El Paso Electric Co. (a)                                                                      124,300         2,366,672
Infrasource Services, Inc. (a)(b)                                                              80,000         1,376,800
PNM Resources, Inc.                                                                           135,500         3,306,200
UGI Corp.                                                                                     101,700         2,142,819
                                                                                                           ------------
                                                                                                              9,192,491
                                                                                                           ------------
TOTAL EQUITIES (Cost $293,209,230)                                                                          337,341,769
                                                                                                           ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par         Value
Security                                                                          Rate     Maturity       Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%
U.S. Government--0.1%
U.S. Treasury Bill (c)(d)(Cost $510,180)                                          4.490%   6/15/2006   $  515,000  $   510,333
                                                                                                                   -----------
INVESTMENT OF CASH COLLATERAL--7.2%
                                                                                                         Shares
                                                                                                       ----------
BlackRock Cash Strategies L.L.C. (e)(Cost $25,919,900)                            4.701%               25,919,900   25,919,900
                                                                                                                   -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $319,639,310)                                                                 363,772,002
                                                                                                                   -----------
AFFILIATED INVESTMENTS--6.1%
Dreyfus Institutional Preferred Plus Money Market Fund (e)(f)(Cost $22,101,758)   4.770%               22,101,758   22,101,758
                                                                                                                   -----------
TOTAL INVESTMENTS--107.1%(Cost $341,741,068)                                                                       385,873,760
                                                                                                                   -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.1%)                                                                      (25,731,178)
                                                                                                                   -----------
NET ASSETS--100%                                                                                                   360,142,582
                                                                                                                   ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
(a)  Non-income producing security
(b)  Security, or a portion of thereof, was on loan at 3/31/2006.
(c)  Rate noted is yield to maturity.
(d)  Denotes all or part of security segregated as collateral.
(e)  Stated rate is the seven day yield for the fund at 3/31/2006.
(f)  Affiliated institutional money market fund.

At March 31, 2006, the Fund held the following futures contracts:

                                                                           Underlying Face    Unrealized
Contract                                     Position   Expiration Date    Amount at Value       Gain
--------------------------------------------------------------------------------------------------------
Russell 2000 Index (45 Contracts)               Long        6/15/2006       $ 16,849,600      $ 515,698
                                                                                              =========

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A) (including securities on loan, valued at $25,157,316 (Note 6))
    Unaffiliated issuers, at value (cost $319,639,310)                                                      $363,772,002
    Affiliated issuers, at value (Note 1F) (cost $22,101,758)                                                 22,101,758
  Receivable for investments sold                                                                                928,808
  Interest and dividends receivable                                                                              355,954
  Receivable for variation margin on open futures contracts (Note 5)                                             111,041
  Prepaid expenses                                                                                                 4,281
                                                                                                            ------------
    Total assets                                                                                             387,273,844
Liabilities
  Payable for investments purchased                                                      $ 1,121,760
  Collateral for securities on loan (Note 6)                                              25,919,900
  Due to Custodian                                                                            39,519
  Accrued accounting, administration and custody fees (Note 2)                                33,951
  Accrued professional fees                                                                   14,853
  Accrued trustees' fees and expenses (Note 2)                                                 1,271
  Other accrued expenses and liabilities                                                           8
                                                                                         -----------
    Total liabilities                                                                                         27,131,262
                                                                                                            ------------
Net Assets (applicable to investors' beneficial interest)                                                   $360,142,582
                                                                                                            ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $830)                                                $  1,361,885
  Dividend income from affiliated investments (Note 1F)                                                          357,168
  Interest income                                                                                                  9,806
  Security lending income (Note 6)                                                                                17,995
                                                                                                            ------------
    Total investment income                                                                                    1,746,854
Expenses
  Investment advisory fee (Note 2)                                                       $ 1,058,719
  Accounting, administration and custody fees (Note 2)                                        66,770
  Professional fees                                                                           14,939
  Trustees' fees and expenses (Note 2)                                                        11,004
  Insurance expense                                                                            4,375
  Miscellaneous                                                                                1,204
                                                                                         -----------
    Total expenses                                                                                             1,157,011
                                                                                                            ------------
      Net investment income                                                                                      589,843
                                                                                                            ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                            8,875,956
    Financial future transactions                                                            806,559
                                                                                         -----------
      Net realized gain (loss)                                                                                 9,682,515
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                           24,340,310
    Financial futures contracts                                                              486,866
                                                                                         -----------
      Change in net unrealized appreciation (depreciation)                                                    24,827,176
                                                                                                            ------------
        Net realized and unrealized gain (loss)                                                               34,509,691
                                                                                                            ------------
Net Increase in Net Assets from Operations                                                                  $ 35,099,534
                                                                                                            ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                          For the
                                                                                      Six Months Ended        For the
                                                                                       March 31, 2006        Year Ended
                                                                                         (Unaudited)     September 30, 2005
                                                                                      ----------------   ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                          $    589,843        $    226,171
  Net realized gain (loss)                                                                 9,682,515          14,244,903
  Change in net unrealized appreciation (depreciation)                                    24,827,176           8,955,116
                                                                                        ------------        ------------
  Net increase (decrease) in net assets from operations                                   35,099,534          23,426,190
                                                                                        ------------        ------------
Capital Transactions
  Contributions                                                                          143,513,975         158,240,730
  Withdrawals                                                                            (38,506,124)        (27,943,665)
                                                                                        ------------        ------------
Net increase (decrease) in net assets from capital transactions                          105,007,851         130,297,065
                                                                                        ------------        ------------
Total Increase (Decrease) in Net Assets                                                  140,107,385         153,723,255
Net Assets
  At beginning of period                                                                 220,035,197          66,311,942
                                                                                        ------------        ------------
  At end of period                                                                      $360,142,582        $220,035,197
                                                                                        ============        ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                        For the Period
                                                           For the                                     January 28, 2003
                                                       Six Months Ended   Year Ended September 30,      (commencement
                                                        March 31 2006     -----------------------      of operations) to
                                                         (Unaudited)          2005       2004         September 30, 2003
                                                       ----------------     --------    -------       ------------------
Total Return (a)                                               12.61%          21.45%     30.07%             29.85%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                      0.87%(c)         0.94%      1.03%              1.10%(c)
  Net Investment Income (to average daily net assets)*         0.44%(c)         0.19%     (0.10%)            (0.07%)(c)
  Portfolio Turnover                                             34%(b)           70%       123%               102%(b)
  Net Assets, End of Period (000's omitted)                $360,142         $220,035    $66,312            $45,373

-----------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                      N/A              N/A        N/A               1.10%(b)
  Net investment income                                         N/A              N/A        N/A              (0.07%)(b)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Not annualized.
(c)  Computed on an annualized basis.

     The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

     At March 31, 2006, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2006, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 89% and 11% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $66,770 during the six months ended March 31, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $7,652, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                      Purchases                   Sales
                                                     -----------               -----------
Investments (non-U.S. Government Securities)         $181,576,500              $86,809,010
                                                     ============              ===========

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

                Aggregate Cost                                  $341,741,068
                                                                ============
                Unrealized appreciation                         $ 49,607,887
                Unrealized depreciation                           (5,475,195)
                                                                ------------
                Net unrealized appreciation (depreciation)      $ 44,132,692
                                                                ============

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $331,041 of which $313,046 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio had securities valued at $25,157,316 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $446.

     For the six months ended March 31, 2006, the Portfolio did not borrow under the credit facility.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compared favorably to its peer group, as it outperformed its peer group average return for the one-year period (29.28% vs. 25.58%), three-year period (23.80% vs. 21.27%) and five-year period (18.94% vs. 15.24%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds (1st being the best) and was equal to the median of that peer group. The Portfolio's actual advisory fee was 0.831%, which was slightly higher than the peer group median actual advisory fee of 0.783%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.172% was slightly higher than the median total expense ratio of the peer group of 1.097%, largely due to its small asset size compared to its peer group.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but realized a reasonable profit in 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                   Trustee
                                                                     Principal           Portfolios in     Other     Remuneration
Name                                        Term of Office          Occupation(s)         Fund Complex Directorships (period ended
Address, and                  Position(s)   and Length of            During Past          Overseen by     Held by      March 31,
Date of Birth               Held with Trust  Time Served               5 Years              Trustee       Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee          Trustee since  Chairman Emeritus, Decision      34            None     Fund: $2,048
c/o Decision Resources, Inc.                  11/3/1986      Resources, Inc. ("DRI")                                 Portfolio: $250
260 Charles Street                                           (biotechnology research and
Waltham, MA 02453                                            consulting firm); formerly
 9/30/40                                                     Chairman of the Board and
                                                             Chief Executive Officer, DRI

Caleb Loring III             Trustee          Trustee since  Trustee, Essex Street            34            None     Fund: $2,234
c/o Essex Street Associates                   11/3/1986      Associates (family                                      Portfolio: $250
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee          Trustee since  William Joseph Maier,            34            None     Fund: $2,048
c/o Harvard University                        9/13/1989      Professor of Political                                  Portfolio: $250
Littauer Center 127                                          Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt               Trustee          Trustee since  Trustee, Mertens House, Inc.     34            None     Fund: $2,048
P.O. Box 2333                                 11/3/1986      (hospice)                                               Portfolio: $250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard        Trustee, President Since 2003     President and Chief              34            None           $0
The Boston Company             and Chief                     Operating Officer of The
Asset Management, LLC      Executive Officer                 Boston Company Asset
One Boston Place                                             Management, LLC; formerly
Boston, MA 02108                                             Senior Vice President and
7/24/65                                                      Chief Operating Officer,
                                                             Mellon Asset Management
                                                             ("MAM") and Vice President
                                                             and Chief Financial Officer,
                                                             MAM

Principal Officers who are Not Trustees

Name                                        Term of Office
Address, and                Position(s)      and Length of            Principal Occupation(s)
Date of Birth             Held with Trust    Time Served                During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Barbara A. McCann         Vice President     Since 2003       Senior Vice President and Head of Operations,
Mellon Asset Management   and Secretary                       Mellon Asset Management ("MAM"); formerly First
One Boston Place                                              Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson        Vice President     Vice President   Vice President and Mutual Funds Controller,
Mellon Asset Management   and Treasurer      since 1999;      Mellon Asset Management; formerly Assistant Vice
One Boston Place                             Treasurer        President and Mutual Funds Controller, Standish
Boston, MA 02108                             since 2002       Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland        Assistant Vice     Since 1996       Vice President and Manager, Mutual Funds
Mellon Asset Management   President                           Operations, Mellon Asset Management; formerly
One Boston Place                                              Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                              Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren          Assistant Vice     Since 2001       Assistant Vice President and Manager of
Mellon Asset Management   President                           Compliance, Mellon Asset Management ("MAM"); formerly
One Boston Place                                              Manager of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                              Representative, Standish Mellon Asset Management
1/19/71                                                       Company LLC

Mary T. Lomasney          Chief              Since 2005       First Vice President, Mellon Asset Management
Mellon Asset Management   Compliance                          and Chief Compliance Officer, Mellon Funds
One Boston Place          Officer                             Distributor and Mellon Optima L/S Strategy Fund, LLC;
Boston, MA 02108                                              formerly Director, Blackrock, Inc., Senior Vice
4/8/57                                                        President, State Street Research & Management Company
                                                              ("SSRM"), and Vice President, SSRM

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

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

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

                                  [LOGO]Mellon
                                        --------------------------
                                        Mellon Institutional Funds

                                        One Boston Place
                                        Boston, MA 02108-4408
                                        800.221.4795
                                        www.melloninstitutionalfunds.com

                                                                      6944SA0306

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
                Exhibit 99CERT.302

         (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  Mellon Institutional Funds Master Portfolio

By (Signature and Title):     /s/ BARBARA A. MCCANN
                              ---------------------
                              Barbara A. McCann, Vice President and Secretary

                              Date:  June 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):     /s/ PATRICK J. SHEPPARD
                              -----------------------
                              Patrick J. Sheppard, President and Chief Executive
                              Officer

                              Date:  June 7, 2006


By (Signature and Title):     /s/ STEVEN M. ANDERSON
                              ----------------------
                              Steven M. Anderson, Vice President and Treasurer

                              Date:  June 7, 2006